UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

[INSERT REPORT]

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.1%)
AUSTRALIA (2.3%)
Consumer Discretionary (0.5%)
Aristocrat Leisure Ltd. (a)	1,900	$45,511

Health Care (1.8%)
CSL Ltd. (a)	1,167	170,739

		216,250

CHINA (22.7%)
Consumer Discretionary (5.8%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect) (a)(b)	18,599	191,890
Huazhu Group Ltd., ADR	1,300	52,013
Midea Group Co. Ltd., A Shares (Stock Connect) (a)(b)	16,799	117,455
SAIC Motor Corp. Ltd., A Shares (Stock Connect) (a)(b)	8,299	38,901
Yum China Holdings, Inc.	3,709	133,821

		534,080

Consumer Staples (1.6%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)(b)	1,400	149,355

Financials (1.9%)
Ping An Insurance Group Co. of China Ltd., H Shares (a)	19,000	176,876

Health Care (0.5%)
Wuxi Biologics Cayman, Inc. (a)(c)(d)	5,000	50,945

Industrials (1.0%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (a)(b)	10,098	89,687

Information Technology (6.9%)
Autohome, Inc., ADR	896	86,688
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	24,100	122,418
Sunny Optical Technology Group Co. Ltd. (a)	2,500	41,467
Tencent Holdings Ltd. (a)	8,500	386,872

		637,445

Materials (1.3%)
Anhui Conch Cement Co. Ltd., H Shares (a)	19,000	122,193

Real Estate (2.1%)
China Resources Land Ltd. (a)	52,000	190,668

Telecommunication Services (1.6%)
China Mobile Ltd. (a)	16,500	149,051

		2,100,300

HONG KONG (15.3%)
Financials (6.4%)
AIA Group Ltd. (a)	30,400	266,108
Hong Kong Exchanges & Clearing Ltd. (a)	4,361	129,241

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

HSBC Holdings PLC (a)	20,944	$200,303

		595,652

Industrials (3.5%)
Jardine Strategic Holdings Ltd. (a)	8,100	323,576

Information Technology (1.1%)
ASM Pacific Technology Ltd. (a)	8,400	101,083

Real Estate (4.3%)
Hang Lung Group Ltd. (a)	37,000	109,482
Swire Pacific Ltd., Class B (a)	52,500	94,328
Swire Properties Ltd. (a)	48,700	191,797

		395,607

		1,415,918

INDIA (12.6%)
Consumer Discretionary (1.0%)
Hero MotoCorp Ltd. (a)	1,896	91,122

Consumer Staples (2.6%)
Hindustan Unilever Ltd. (a)	1,840	46,558
ITC Ltd. (a)	44,100	191,574

		238,132

Financials (5.1%)
HDFC Bank Ltd. (a)	2,980	94,263
Housing Development Finance Corp. Ltd. (a)	9,378	272,261
Kotak Mahindra Bank Ltd. (a)	5,375	102,624

		469,148

Information Technology (1.6%)
Tata Consultancy Services Ltd. (a)	5,396	153,333

Materials (2.3%)
Grasim Industries Ltd. (a)(e)	14,270	213,689

		1,165,424

INDONESIA (5.6%)
Consumer Discretionary (2.5%)
Astra International Tbk PT (a)	471,900	234,120

Consumer Staples (0.5%)
Unilever Indonesia Tbk PT (a)	16,400	49,222

Financials (2.6%)
Bank Central Asia Tbk PT (a)	148,300	239,382

		522,724

MALAYSIA (1.1%)
Financials (1.1%)
Public Bank Bhd (a)	16,600	98,327

PHILIPPINES (4.1%)
Financials (4.1%)
Ayala Corp. (a)	11,050	208,393
Bank of the Philippine Islands (a)	92,235	170,517

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

		378,910

SINGAPORE (11.0%)
Financials (6.1%)
DBS Group Holdings Ltd. (a)	9,515	$187,211
Oversea-Chinese Banking Corp. Ltd. (a)	32,593	277,665
United Overseas Bank Ltd. (a)	4,874	96,922

		561,798

Industrials (1.8%)
Keppel Corp. Ltd. (a)	33,300	168,328

Real Estate (2.3%)
City Developments Ltd. (a)	28,500	210,070

Telecommunication Services (0.8%)
Singapore Telecommunications Ltd. (a)	34,000	80,241

		1,020,437

SOUTH KOREA (3.7%)
Consumer Staples (1.2%)
Amorepacific Group (a)	126	10,800
E-MART, Inc. (a)	488	95,403

		106,203

Information Technology (1.4%)
NAVER Corp. (a)	201	128,960

Materials (1.1%)
LG Chem Ltd. (a)	310	104,260

		339,423

TAIWAN (5.5%)
Information Technology (4.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	53,000	423,772

Telecommunication Services (0.9%)
Taiwan Mobile Co. Ltd. (a)	24,100	83,098

		506,870

THAILAND (3.7%)
Health Care (1.0%)
Bangkok Dusit Medical Services PCL, Foreign Shares (a)	116,800	93,049

Materials (2.3%)
Siam Cement PCL (The), Foreign Shares (a)	15,600	211,161

Real Estate (0.4%)
Central Pattana PCL, Foreign Shares (a)	17,400	39,617

		343,827

UNITED KINGDOM (5.5%)
Financials (1.3%)
Standard Chartered PLC (a)	13,086	118,001

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Materials (4.2%)
BHP Billiton PLC—London Listing (a)	8,134	$187,193
Rio Tinto PLC—London Listing (a)	3,631	199,345

		386,538

		504,539

Total Common Stocks		8,612,949

PREFERRED STOCKS (6.3%)
SOUTH KOREA (6.3%)
Consumer Staples (0.8%)
Amorepacific Corp., Preferred Shares (a)	539	68,922

Information Technology (5.5%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	14,890	511,176

		580,098

Total Preferred Stocks		580,098

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (f)	79,135	79,135

Total Short-Term Investment		79,135

Total Investments (Cost $8,034,302)—100.3%		9,272,182

Liabilities in Excess of Other Assets—(0.3)%		(23,352)

Net Assets—100.0%		$9,248,830

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Non-income producing security.
(e)	Shares received from spin off of Grasim Industries Ltd. and commenced trading on September 1, 2017.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.1%)
CHINA (66.9%)
Consumer Discretionary (13.5%)
China International Travel Service Corp. Ltd., A Shares (a)(b)	63,000	$649,983
China International Travel Service Corp. Ltd., A Shares (Stock Connect) (a)(b)	200	2,063
China Literature Ltd. (a)(c)(d)	10,800	90,556
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(c)	72,000	261,190
Huazhu Group Ltd., ADR	2,400	96,024
Nexteer Automotive Group Ltd. (a)	90,000	128,422
OneSmart International Education Group Ltd. (d), ADR	13,000	128,700
Shenzhou International Group Holdings Ltd. (a)	15,000	184,205
Yum China Holdings, Inc.	5,174	186,678

		1,727,821

Consumer Staples (3.6%)
Kweichow Moutai Co. Ltd., A Shares (a)	2,400	256,038
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)(b)	1,900	202,696

		458,734

Energy (3.7%)
CNOOC Ltd. (a)	198,000	331,719
G3 Exploration Ltd. (d)	53,000	26,434
PetroChina Co. Ltd., H Shares (a)	152,000	115,755

		473,908

Financials (10.6%)
China Construction Bank Corp., Class H (a)	450,000	411,427
China Merchants Bank Co. Ltd., H Shares (a)	112,500	441,255
Ping An Insurance Group Co. of China Ltd., H Shares (a)	54,000	502,701

		1,355,383

Health Care (5.3%)
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	17,000	35,745
CSPC Pharmaceutical Group Ltd. (a)	130,000	340,804
Tong Ren Tang Technologies Co. Ltd., H Shares (a)	126,000	186,039
Wuxi Biologics Cayman, Inc. (a)(c)(d)	12,000	122,268

		684,856

Industrials (7.0%)
China Conch Venture Holdings Ltd. (a)	57,000	215,030
Kerry Logistics Network Ltd. (a)	142,500	186,638
Shanghai International Airport Co. Ltd., A Shares (a)(b)	56,500	501,814

		903,482

Information Technology (16.4%)
Autohome, Inc., ADR	1,350	130,613
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (a)(b)	87,375	443,828
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	10,150	51,558
Sunny Optical Technology Group Co. Ltd. (a)	6,500	107,813
Tencent Holdings Ltd. (a)	24,600	1,119,653
TravelSky Technology Ltd., H Shares (a)	86,000	245,146

		2,098,611

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

Real Estate (4.3%)
China Resources Land Ltd. (a)	90,000	$330,003
China Vanke Co. Ltd., H Shares (a)	60,000	192,101
Yanlord Land Group Ltd. (a)	21,600	24,165

		546,269

Telecommunication Services (2.5%)
China Mobile Ltd. (a)	36,000	325,203

		8,574,267

HONG KONG (29.2%)
Consumer Discretionary (3.2%)
Aeon Stores (Hong Kong) Co. Ltd.	159,000	82,042
Shangri-La Asia Ltd. (a)	114,000	187,089
Techtronic Industries Co. Ltd. (a)	25,000	139,423

		408,554

Consumer Staples (1.3%)
Convenience Retail Asia Ltd.	388,000	171,532

Financials (10.7%)
AIA Group Ltd. (a)	89,600	784,318
Hong Kong Exchanges & Clearing Ltd. (a)	12,962	384,136
HSBC Holdings PLC (a)	16,498	157,783
Standard Chartered PLC (HK Listing) (a)	5,798	51,263

		1,377,500

Industrials (4.5%)
Jardine Strategic Holdings Ltd. (a)	1,600	63,916
MTR Corp. Ltd. (a)	58,338	327,440
Pacific Basin Shipping Ltd. (a)(d)	698,000	182,410

		573,766

Information Technology (2.2%)
ASM Pacific Technology Ltd. (a)	23,200	279,181

Real Estate (4.7%)
Hang Lung Group Ltd. (a)	52,000	153,867
Hang Lung Properties Ltd. (a)	21,000	44,153
Swire Pacific Ltd., Class B (a)	35,000	62,885
Swire Properties Ltd. (a)	85,600	337,122

		598,027

Telecommunication Services (0.5%)
Asia Satellite Telecommunications Holdings Ltd.	103,000	62,989

Utilities (2.1%)
Hong Kong & China Gas Co. Ltd. (a)	133,017	271,616

		3,743,165

UNITED STATES (2.0%)
Consumer Discretionary (2.0%)
Samsonite International SA (a)(c)(d)	65,900	249,059

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

Total Common Stocks		12,566,491

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (e)	$223,432	$223,432

		223,432

Total Short-Term Investment		223,432

Total Investments (Cost $11,456,463)—99.8%		12,789,923

Other Assets in Excess of Liabilities—0.2%		25,896

Net Assets—100.0%		$12,815,819

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.7%)
Consumer Discretionary (11.6%)
Altice USA, Inc., Class A	54,000	$925,020
Aptiv PLC	18,900	1,853,523
Carter’s, Inc.	11,300	1,184,579
Comcast Corp., Class A	42,000	1,502,760
Dollar General Corp.	15,600	1,531,140
Lennar Corp., Class A	32,500	1,698,775
Lowe’s Cos., Inc.	17,600	1,748,384
MGM Resorts International	33,200	1,041,484
Newell Brands, Inc.	31,000	811,890
NOS SGPS SA (a)	265,193	1,544,648
Target Corp.	13,000	1,048,840
TJX Cos., Inc. (The)	19,900	1,935,474
Whirlpool Corp.	10,300	1,350,330

		18,176,847

Consumer Staples (4.4%)
Essity AB, Class B (a)	67,200	1,680,975
Keurig Dr Pepper, Inc.	23,800	571,438
Kraft Heinz Co. (The)	24,000	1,446,000
Nestle SA (a)	21,000	1,711,360
Nomad Foods Ltd. (b)	77,800	1,478,200

		6,887,973

Energy (6.8%)
Andeavor	5,800	870,348
BP PLC, ADR	39,100	1,763,019
Enbridge, Inc.	48,500	1,718,355
EOG Resources, Inc.	8,900	1,147,566
Helmerich & Payne, Inc.	13,400	822,090
Kinder Morgan, Inc.	94,000	1,671,320
Schlumberger Ltd.	23,400	1,579,968
TOTAL SA, ADR	15,000	978,750

		10,551,416

Financials (18.7%)
Allianz SE (a)	5,400	1,194,774
American International Group, Inc.	29,900	1,650,779
Ares Capital Corp.	99,900	1,683,315
Banco Bilbao Vizcaya Argentaria SA (a)	206,500	1,512,747
Bank of America Corp.	61,200	1,889,856
Blackstone Group LP (The)	39,000	1,361,880
BrightSphere Investment Group PLC	53,300	759,525
China Construction Bank Corp., Class H (a)	1,378,000	1,259,881
Citigroup, Inc.	23,400	1,682,226
Citizens Financial Group, Inc.	40,200	1,599,156
Deutsche Boerse AG (a)	11,700	1,541,901
Discover Financial Services	23,200	1,656,712
Evercore, Inc., Class A	14,700	1,661,100
Intesa Sanpaolo SpA (a)	468,800	1,436,701
Mediobanca Banca di Credito Finanziario SpA (a)	106,500	1,102,770

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Dynamic Dividend Fund

Mitsubishi UFJ Financial Group, Inc. (a)	263,900	$1,619,519
PNC Financial Services Group, Inc. (The)	11,200	1,622,096
Swedbank AB, A Shares (a)	44,300	1,047,576
UBS Group AG (a)(b)	101,200	1,663,367
Wells Fargo & Co.	23,800	1,363,502

		29,309,383

Health Care (10.7%)
Aetna, Inc.	10,200	1,921,578
Allergan PLC	6,800	1,251,812
Bayer AG (a)	14,200	1,580,845
Medtronic PLC	18,800	1,696,324
Novartis AG, ADR	20,500	1,719,950
Pfizer, Inc.	31,300	1,249,809
Shire PLC, ADR	11,500	1,962,015
Thermo Fisher Scientific, Inc.	8,000	1,876,240
UnitedHealth Group, Inc.	7,000	1,772,540
Universal Health Services, Inc., Class B	14,100	1,721,610

		16,752,723

Industrials (13.0%)
Alstom SA (a)	22,000	986,303
Bouygues SA (a)	26,100	1,146,167
Canadian Pacific Railway Ltd.	10,700	2,122,238
CCR SA	250,000	701,383
China Railway Construction Corp. Ltd., Class H (a)	932,500	1,126,449
Cosan Logistica SA (b)	550,000	1,509,338
CRRC Corp. Ltd., Class H (a)	894,950	786,997
Delta Air Lines, Inc.	43,700	2,378,154
FedEx Corp.	7,700	1,893,199
Ferrovial SA (a)	84,482	1,743,792
Japan Airlines Co. Ltd. (a)	41,000	1,513,492
Melrose Industries PLC (a)	543,974	1,539,256
Raytheon Co.	4,400	871,332
Snap-on, Inc.	11,900	2,018,121

		20,336,221

Information Technology (14.0%)
Alphabet, Inc., Class C	1,400	1,704,164
Apple, Inc.	17,500	3,330,075
Applied Materials, Inc.	30,700	1,492,941
Broadcom, Inc.	9,300	2,062,461
Cisco Systems, Inc.	38,000	1,607,020
Intel Corp.	47,800	2,299,180
Leidos Holdings, Inc.	30,500	2,086,810
Microsoft Corp.	16,000	1,697,280
Nokia OYJ (a)	240,000	1,302,637
Samsung Electronics Co. Ltd. (a)	26,250	1,089,644
SK Hynix, Inc. (a)	12,300	950,671
TE Connectivity Ltd.	16,400	1,534,548
Western Digital Corp.	10,000	701,500

		21,858,931

Materials (5.5%)
ArcelorMittal	47,400	1,509,690
LG Chem Ltd. (a)	4,800	1,614,352
Randgold Resources Ltd., ADR	21,000	1,550,850

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Dynamic Dividend Fund

Stora Enso OYJ, R Shares (a)	90,900	$1,500,070
Symrise AG (a)	12,900	1,166,015
UPM-Kymmene OYJ (a)	36,000	1,277,015

		8,617,992

Real Estate (4.0%)
CyrusOne, Inc., REIT	23,000	1,424,160
GEO Group, Inc. (The), REIT	65,000	1,682,200
LaSalle Logiport REIT (a)	1,600	1,577,729
Mitsui Fudosan Co. Ltd. (a)	65,000	1,554,262

		6,238,351

Telecommunication Services (1.9%)
BT Group PLC, ADR	48,000	737,280
Vodafone Group PLC (a)	917,700	2,241,905

		2,979,185

Utilities (4.1%)
CMS Energy Corp.	22,700	1,097,318
FirstEnergy Corp.	26,700	945,981
NextEra Energy, Inc.	11,200	1,876,448
NRG Yield, Inc., Class A	47,400	875,952
Veolia Environnement SA (a)	69,500	1,585,904

		6,381,603

Total Common Stocks		148,090,625

EXCHANGE-TRADED FUNDS (2.3%)
Equity Funds (2.3%)
iShares Nasdaq Biotechnology ETF	15,600	1,817,244
SPDR S&P Oil & Gas Exploration & Production ETF	39,500	1,699,290

		3,516,534

Total Exchange-Traded Funds		3,516,534

SHORT-TERM INVESTMENT (1.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	1,881,104	1,881,104

Total Short-Term Investment		1,881,104

Total Investments (Cost $125,683,819)—98.2%		153,488,263

Other Assets in Excess of Liabilities—1.8%		2,889,620

Net Assets—100.0%		$156,377,883

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of July 31, 2018.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Dynamic Dividend Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
10/11/2018	State Street Bank and Trust	USD	3,069,609	EUR	2,600,000	$3,056,219	$13,390

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.1%)
BRAZIL (8.2%)
Consumer Discretionary (1.4%)
Lojas Renner SA	12,368,900	$101,764,216

Consumer Staples (2.3%)
Ambev SA	22,787,000	117,841,812
BRF SA (a)	8,647,269	52,183,583

		170,025,395

Energy (0.9%)
Ultrapar Participacoes SA	6,628,328	71,787,902

Materials (2.6%)
Vale SA, ADR (b)	13,486,000	197,704,760

Real Estate (1.0%)
Multiplan Empreendimentos Imobiliarios SA	13,607,400	72,799,028

		614,081,301

CHILE (2.0%)
Consumer Discretionary (1.0%)
S.A.C.I. Falabella	8,381,699	78,053,254

Financials (1.0%)
Banco Santander Chile, ADR	2,238,946	73,459,818

		151,513,072

CHINA (24.2%)
Consumer Discretionary (4.9%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect) (c)(d)	11,901,141	122,786,269
Huazhu Group Ltd., ADR	867,835	34,722,078
Midea Group Co. Ltd., A Shares (Stock Connect) (c)(d)	12,055,092	84,286,837
Yum China Holdings, Inc.	3,449,700	124,465,176

		366,260,360

Consumer Staples (2.1%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (c)(d)	1,516,918	161,828,523

Financials (2.5%)
Ping An Insurance Group Co. of China Ltd., H Shares (c)	19,918,000	185,422,218

Health Care (0.5%)
Wuxi Biologics Cayman, Inc. (a)(c)(e)	3,465,500	35,309,906

Industrials (1.5%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (c)(d)	12,402,992	110,159,151

Information Technology (8.8%)
Autohome, Inc., ADR	709,672	68,660,766
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (c)(d)	20,301,547	103,123,330
Sunny Optical Technology Group Co. Ltd. (c)	1,822,400	30,227,424

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

Tencent Holdings Ltd. (c)	10,095,700	$459,499,380

		661,510,900

Real Estate (1.9%)
China Resources Land Ltd. (c)	38,418,000	140,867,091

Telecommunication Services (2.0%)
China Mobile Ltd. (c)	16,579,100	149,765,882

		1,811,124,031

HONG KONG (5.1%)
Financials (3.8%)
AIA Group Ltd. (c)	20,942,800	183,323,909
Hong Kong Exchanges & Clearing Ltd. (c)	3,451,274	102,280,310

		285,604,219

Real Estate (1.3%)
Hang Lung Group Ltd. (c)	24,425,000	72,272,909
Hang Lung Properties Ltd. (c)	10,380,000	21,824,316

		94,097,225

		379,701,444

HUNGARY (0.8%)
Health Care (0.8%)
Richter Gedeon Nyrt (c)	3,142,008	56,783,782

INDIA (13.8%)
Consumer Discretionary (1.0%)
Hero MotoCorp Ltd. (c)	1,566,335	75,278,337

Consumer Staples (3.2%)
Hindustan Unilever Ltd. (c)	4,310,643	109,074,624
ITC Ltd. (c)	30,762,914	133,636,603

		242,711,227

Financials (5.2%)
Aditya Birla Capital Ltd. (a)(c)	10,955,084	23,447,361
Housing Development Finance Corp. Ltd. (c)	8,663,960	251,531,647
Kotak Mahindra Bank Ltd. (c)	5,817,300	111,068,376

		386,047,384

Information Technology (1.6%)
Tata Consultancy Services Ltd. (c)	4,216,186	119,807,029

Materials (2.8%)
Grasim Industries Ltd. (c)	5,222,483	78,205,170
UltraTech Cement Ltd. (c)	2,103,250	128,779,554

		206,984,724

		1,030,828,701

INDONESIA (5.1%)
Consumer Discretionary (2.2%)
Astra International Tbk PT (c)	337,094,800	167,240,393

Financials (2.0%)
Bank Central Asia Tbk PT (c)	91,283,000	147,346,250

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

Materials (0.9%)
Indocement Tunggal Prakarsa Tbk PT (c)	67,234,300	$65,977,980

		380,564,623

MALAYSIA (1.3%)
Financials (1.3%)
Public Bank Bhd (c)	16,876,600	99,965,756

MEXICO (5.8%)
Consumer Staples (2.2%)
Fomento Economico Mexicano SAB de CV, ADR	1,667,201	163,619,106

Financials (2.1%)
Grupo Financiero Banorte SAB de CV, Class O	23,102,239	161,140,217

Industrials (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,164,150	110,101,570

		434,860,893

PHILIPPINES (3.8%)
Financials (2.7%)
Ayala Corp. (c)	4,416,070	83,283,187
Bank of the Philippine Islands (c)	66,641,904	123,202,500

		206,485,687

Real Estate (1.1%)
Ayala Land, Inc. (c)	104,075,200	80,150,311

		286,635,998

POLAND (0.9%)
Financials (0.9%)
Bank Polska Kasa Opieki SA (c)	2,193,041	67,149,382

RUSSIA (3.0%)
Consumer Staples (0.9%)
Magnit PJSC (c)	1,038,768	69,089,629

Energy (2.1%)
LUKOIL PJSC, ADR	2,145,936	153,434,424

		222,524,053

SOUTH AFRICA (3.7%)
Consumer Discretionary (1.5%)
Naspers Ltd. (c)	145,200	35,743,693
Truworths International Ltd. (c)	12,769,463	79,325,936

		115,069,629

Consumer Staples (0.9%)
Massmart Holdings Ltd.	7,112,393	63,602,375

Telecommunication Services (1.3%)
MTN Group Ltd. (c)	10,925,178	95,042,019

		273,714,023

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

SOUTH KOREA (3.2%)
Consumer Staples (0.5%)
Amorepacific Group (c)	390,805	$33,497,109

Information Technology (1.4%)
NAVER Corp. (c)	167,932	107,744,054

Materials (1.3%)
LG Chem Ltd. (c)	284,964	95,840,050

		237,081,213

TAIWAN (5.0%)
Information Technology (5.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	46,606,117	372,648,862

THAILAND (2.5%)
Financials (0.7%)
Siam Commercial Bank PCL (The), Foreign Shares (c)	12,987,600	54,107,884

Materials (1.8%)
Siam Cement PCL (The), Foreign Shares (c)	9,985,200	135,159,478

		189,267,362

TURKEY (1.0%)
Consumer Staples (1.0%)
BIM Birlesik Magazalar A.S. (c)	5,492,173	78,939,852

UNITED KINGDOM (0.7%)
Financials (0.7%)
Standard Chartered PLC (c)	5,800,732	52,307,150

Total Common Stocks		6,739,691,498

PREFERRED STOCKS (9.2%)
BRAZIL (2.8%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	26,071,462	210,657,413

SOUTH KOREA (6.4%)
Consumer Staples (0.4%)
Amorepacific Corp., Preferred Shares (c)	202,647	25,912,624

Information Technology (6.0%)
Samsung Electronics Co. Ltd., Preferred Shares (c)	13,087,750	449,304,402

		475,217,026

Total Preferred Stocks		685,874,439

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (f)	62,942,320	62,942,320

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

Total Short-Term Investment	62,942,320

Total Investments (Cost $6,909,445,364)—100.2%	7,488,508,257

Liabilities in Excess of Other Assets—(0.2)%	(11,633,960)

Net Assets—100.0%	$7,476,874,297

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,245,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(d)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (100.6%)
Consumer Discretionary (16.0%)
Amazon.com, Inc. (a)	538	$956,263
Comcast Corp., Class A	22,427	802,438
Starbucks Corp.	10,540	552,190
TJX Cos., Inc. (The)	6,880	669,149

		2,980,040

Consumer Staples (10.7%)
Costco Wholesale Corp.	3,117	681,719
Molson Coors Brewing Co., Class B (b)	8,926	598,042
Philip Morris International, Inc.	8,267	713,442

		1,993,203

Energy (4.5%)
EOG Resources, Inc.	6,499	837,981

Financials (18.2%)
Canadian Western Bank	20,628	578,634
Charles Schwab Corp. (The)	12,578	642,233
First Republic Bank	5,825	575,859
Intercontinental Exchange, Inc.	10,984	811,827
M&T Bank Corp.	4,565	791,343

		3,399,896

Health Care (12.1%)
Aetna, Inc.	3,385	637,700
Baxter International, Inc.	12,428	900,409
Johnson & Johnson	5,435	720,246

		2,258,355

Industrials (12.6%)
Canadian National Railway Co.	8,853	789,245
Snap-on, Inc.	4,239	718,892
Verisk Analytics, Inc. (a)	7,700	851,774

		2,359,911

Information Technology (23.1%)
Alphabet, Inc., Class A (a)	691	848,009
Cognizant Technology Solutions Corp., Class A	7,919	645,399
Microsoft Corp.	10,205	1,082,546
Texas Instruments, Inc.	6,299	701,205
Visa, Inc., Class A	7,658	1,047,155

		4,324,314

Materials (3.4%)
Praxair, Inc.	3,792	635,160

Total Common Stocks—Long Positions		18,788,860

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Focused U.S. Equity Fund

SHORT-TERM INVESTMENT (0.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	$48,914	$48,914

Total Short-Term Investment		48,914

Total Investments (Cost $15,294,233)—100.9%		18,837,774

Liabilities in Excess of Other Assets—(0.9)%		(161,987)

Net Assets—100.0%		$18,675,787

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $560,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of July 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.1%)
CANADA (1.6%)
Materials (1.6%)
Nutrien Ltd.	11,240	$610,452

CHINA (2.9%)
Consumer Discretionary (1.9%)
Yum China Holdings, Inc.	20,600	743,248

Information Technology (1.0%)
Tencent Holdings Ltd. (a)	7,900	359,563

		1,102,811

GERMANY (3.0%)
Health Care (2.0%)
Fresenius Medical Care AG & Co. KGaA (a)	7,700	751,167

Information Technology (1.0%)
Infineon Technologies AG (a)	15,200	402,538

		1,153,705

HONG KONG (4.7%)
Financials (2.0%)
AIA Group Ltd. (a)	84,100	736,174

Industrials (1.5%)
Jardine Matheson Holdings Ltd. (a)	8,600	582,296

Real Estate (1.2%)
Swire Pacific Ltd., Class A (a)	42,800	464,840

		1,783,310

INDIA (3.5%)
Consumer Staples (1.6%)
ITC Ltd. (a)	140,650	610,995

Financials (1.9%)
Housing Development Finance Corp. Ltd. (a)	25,300	734,508

		1,345,503

ISRAEL (2.1%)
Information Technology (2.1%)
Check Point Software Technologies Ltd. (b)	7,300	822,491

JAPAN (10.8%)
Consumer Staples (2.2%)
Japan Tobacco, Inc. (a)	29,900	850,945

Health Care (2.0%)
Sysmex Corp. (a)	8,200	777,575

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

Industrials (1.5%)
FANUC Corp. (a)	2,810	$566,611

Information Technology (1.7%)
Keyence Corp. (a)	1,200	634,762

Materials (2.0%)
Shin-Etsu Chemical Co. Ltd. (a)	7,700	778,944

Real Estate (1.4%)
Daito Trust Construction Co. Ltd. (a)	3,300	552,973

		4,161,810

MEXICO (2.0%)
Consumer Staples (2.0%)
Fomento Economico Mexicano SAB de CV, ADR	8,000	785,120

SINGAPORE (1.4%)
Financials (1.4%)
Oversea-Chinese Banking Corp. Ltd. (a)	60,700	517,114

SOUTH AFRICA (0.9%)
Telecommunication Services (0.9%)
MTN Group Ltd. (a)	39,200	341,015

SWEDEN (2.6%)
Industrials (2.6%)
Atlas Copco AB, A Shares (a)	19,500	558,410
Epiroc AB, Class A (b)	36,400	435,825

		994,235

SWITZERLAND (7.6%)
Consumer Staples (2.1%)
Nestle SA (a)	10,000	814,934

Health Care (5.5%)
Novartis AG (a)	14,800	1,242,041
Roche Holding AG (a)	3,500	859,762

		2,101,803

		2,916,737

TAIWAN (2.6%)
Information Technology (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,800	980,798

THAILAND (2.2%)
Financials (2.2%)
Kasikornbank PCL (a)	124,500	842,561

UNITED KINGDOM (12.7%)
Consumer Staples (3.5%)
British American Tobacco PLC (a)	14,100	775,109
Diageo PLC (a)	15,500	568,655

		1,343,764

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

Energy (1.5%)
Royal Dutch Shell PLC, B Shares (a)	16,700	$584,954

Financials (1.3%)
Standard Chartered PLC (a)	57,030	514,259

Industrials (3.0%)
Experian PLC (a)	23,100	567,156
Rolls-Royce Holdings PLC (a)(b)	44,027	572,418

		1,139,574

Materials (1.0%)
BHP Billiton PLC (a)	16,500	379,726

Telecommunication Services (2.4%)
Vodafone Group PLC (a)	371,300	907,071

		4,869,348

UNITED STATES (31.5%)
Consumer Discretionary (3.2%)
Comcast Corp., Class A	15,500	554,590
TJX Cos., Inc. (The)	6,800	661,368

		1,215,958

Consumer Staples (2.9%)
PepsiCo, Inc.	6,850	787,750
Philip Morris International, Inc.	3,700	319,310

		1,107,060

Energy (4.5%)
EOG Resources, Inc.	7,500	967,050
Schlumberger Ltd.	11,400	769,728

		1,736,778

Financials (5.6%)
CME Group, Inc.	2,300	365,976
Intercontinental Exchange, Inc.	8,900	657,799
M&T Bank Corp.	6,400	1,109,440

		2,133,215

Health Care (1.5%)
Johnson & Johnson	4,500	596,340

Information Technology (11.7%)
Alphabet, Inc., Class A (b)	530	650,427
Amdocs Ltd.	11,700	790,686
Cognizant Technology Solutions Corp., Class A	7,000	570,500
Oracle Corp. (c)	23,700	1,130,016
Visa, Inc., Class A	10,000	1,367,400

		4,509,029

Materials (2.1%)
Praxair, Inc.	4,800	804,000

		12,102,380

Total Common Stocks		35,329,390

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

PREFERRED STOCKS (6.9%)
BRAZIL (2.3%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	108,440	$876,195

GERMANY (2.4%)
Consumer Staples (2.4%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33% (a)	7,300	916,064

SOUTH KOREA (2.2%)
Information Technology (2.2%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares	1,000	853,000

Total Preferred Stocks		2,645,259

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (d)	356,036	356,036

Total Short-Term Investment		356,036

Total Investments (Cost $31,762,430)—99.9%		38,330,685

Other Assets in Excess of Liabilities—0.1%		41,014

Net Assets—100.0%		$38,371,699

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,074,641. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.2%)
ARGENTINA (1.2%)
Industrials (0.5%)
Corp. America Airports SA (a)	56,976	$634,713

Materials (0.7%)
Loma Negra Cia Industrial Argentina SA, ADR (a)	72,700	817,148

		1,451,861

BRAZIL (3.7%)
Industrials (3.7%)
CCR SA	660,500	1,853,053
Cosan Logistica SA (a)	905,000	2,483,548

		4,336,601

CANADA (5.2%)
Energy (2.5%)
Enbridge, Inc.	82,900	2,944,213

Industrials (2.7%)
Canadian Pacific Railway Ltd.	16,300	3,232,942

		6,177,155

CHINA (3.6%)
Industrials (3.6%)
China Railway Construction Corp. Ltd., Class H (b)	1,313,500	1,586,693
CRRC Corp. Ltd., Class H (b)	1,650,200	1,451,146
Zhejiang Expressway Co. Ltd., Class H (b)	1,500,100	1,274,123

		4,311,962

FRANCE (7.0%)
Industrials (3.8%)
Aeroports de Paris (b)	7,200	1,609,508
Bouygues SA (b)	12,900	566,496
Vinci SA (b)	22,900	2,304,237

		4,480,241

Utilities (3.2%)
Suez (b)	100,000	1,414,594
Veolia Environnement SA (b)	107,400	2,450,735

		3,865,329

		8,345,570

GERMANY (1.0%)
Industrials (1.0%)
Fraport AG Frankfurt Airport Services Worldwide (b)	11,300	1,128,044

HONG KONG (4.6%)
Industrials (2.7%)
China Everbright International Ltd. (b)	765,000	933,359

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Infrastructure Fund

China Merchants Port Holdings Co. Ltd. (b)	495,000	$1,026,402
COSCO SHIPPING Ports Ltd. (b)	1,315,000	1,236,746

		3,196,507

Telecommunication Services (1.0%)
China Unicom Hong Kong Ltd., ADR	95,000	1,182,750

Utilities (0.9%)
Beijing Enterprises Water Group Ltd. (b)	2,000,000	1,093,433

		5,472,690

INDONESIA (3.8%)
Industrials (1.0%)
Jasa Marga Persero Tbk PT (b)	3,850,000	1,253,595

Telecommunication Services (2.8%)
Sarana Menara Nusantara Tbk PT	12,500,000	455,097
Tower Bersama Infrastructure Tbk PT (b)	5,104,100	1,859,971
XL Axiata Tbk PT (a)(b)	5,071,800	970,004

		3,285,072

		4,538,667

ITALY (3.6%)
Industrials (1.9%)
Atlantia SpA (b)	73,700	2,183,043

Utilities (1.7%)
Enel SpA (b)	369,600	2,059,014

		4,242,057

JAPAN (2.0%)
Industrials (2.0%)
East Japan Railway Co. (b)	25,400	2,375,715

MEXICO (3.6%)
Industrials (2.3%)
Promotora y Operadora de Infraestructura SAB de CV	255,600	2,640,239

Utilities (1.3%)
Infraestructura Energetica Nova SAB de CV	319,644	1,564,284

		4,204,523

NETHERLANDS (1.0%)
Telecommunication Services (1.0%)
Koninklijke KPN NV (b)	421,500	1,218,651

PHILIPPINES (1.4%)
Industrials (1.4%)
International Container Terminal Services, Inc.	1,000,000	1,675,925

PORTUGAL (1.9%)
Consumer Discretionary (1.9%)
NOS SGPS SA (b)	390,200	2,272,766

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Infrastructure Fund

SPAIN (7.8%)
Industrials (2.8%)
Ferrovial SA (b)	162,857	$3,361,529

Telecommunication Services (2.2%)
Cellnex Telecom SA (b)(c)	99,000	2,630,857

Utilities (2.8%)
Atlantica Yield PLC	75,000	1,541,250
EDP Renovaveis SA	165,000	1,703,684

		3,244,934

		9,237,320

UNITED KINGDOM (2.0%)
Telecommunication Services (2.0%)
BT Group PLC (b)	388,046	1,187,065
Vodafone Group PLC (b)	467,200	1,141,351

		2,328,416

UNITED STATES (42.8%)
Consumer Discretionary (3.8%)
Altice USA, Inc., Class A	26,600	455,658
Comcast Corp., Class A	53,500	1,914,230
DISH Network Corp., Class A (a)	31,200	984,672
TravelCenters of America LLC (a)	260,000	1,209,000

		4,563,560

Energy (5.8%)
Kinder Morgan, Inc.	150,000	2,667,000
SemGroup Corp., Class A	37,700	948,155
Williams Cos., Inc.	108,800	3,236,800

		6,851,955

Industrials (10.9%)
Dycom Industries, Inc. (a)	15,300	1,364,148
Genesee & Wyoming, Inc., Class A (a)	29,200	2,511,200
Kansas City Southern	12,400	1,441,748
MasTec, Inc. (a)	27,000	1,256,850
Norfolk Southern Corp.	17,700	2,991,300
Union Pacific Corp.	14,500	2,173,405
Waste Connections, Inc.	15,600	1,210,716

		12,949,367

Materials (1.2%)
Martin Marietta Materials, Inc.	7,300	1,455,766

Real Estate (6.6%)
American Tower Corp., REIT	15,900	2,357,016
CoreCivic, Inc., REIT	61,100	1,566,604
Crown Castle International Corp., REIT	22,500	2,493,675
GEO Group, Inc. (The), REIT	53,200	1,376,816

		7,794,111

Telecommunication Services (1.7%)
T-Mobile US, Inc. (a)	32,700	1,962,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Infrastructure Fund

Utilities (12.8%)
American Electric Power Co., Inc.	18,000	$1,280,520
CMS Energy Corp.	39,300	1,899,762
DTE Energy Co.	16,300	1,769,202
Evergy, Inc.	30,756	1,725,104
FirstEnergy Corp.	51,500	1,824,645
NextEra Energy, Inc.	15,800	2,647,132
NRG Yield, Inc., Class C	107,500	1,999,500
Pattern Energy Group, Inc., Class A	45,000	835,650
Vistra Energy Corp. (a)	52,200	1,179,720

		15,161,235

		50,737,994

Total Common Stocks		114,055,917

EXCHANGE-TRADED FUNDS (1.1%)
UNITED STATES (1.1%)
Alerian MLP ETF	116,000	1,269,040

Total Exchange-Traded Funds		1,269,040

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (d)	1,978,268	1,978,268

Total Short-Term Investment		1,978,268

Total Investments (Cost $116,951,212)—99.0%		117,303,225

Other Assets in Excess of Liabilities—1.0%		1,188,296

Net Assets—100.0%		$118,491,521

(a)	Non-income producing security.
(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Global Infrastructure Fund

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar/United States Dollar
11/06/2018	State Street Bank and Trust	HKD	20,000,000	USD	2,564,572	$2,553,354	$(11,218)

						$2,553,354	$(11,218)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Hong Kong Dollar
11/06/2018	State Street Bank and Trust	USD	11,601,601	HKD	90,000,000	$11,490,091	$111,510
United States Dollar/Euro
10/11/2018	State Street Bank and Trust	USD	4,722,476	EUR	4,000,000	4,701,875	20,601

						$16,191,966	$132,111

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Income Builder Fund

	Shares or Principal Amount	Value
COMMON STOCKS (67.9%)
Consumer Discretionary (3.6%)
Comcast Corp., Class A	45,000	$1,610,100
TJX Cos., Inc. (The)	21,000	2,042,460

		3,652,560

Consumer Staples (3.0%)
Constellation Brands, Inc., Class A	5,000	1,051,150
PepsiCo, Inc.	13,000	1,495,000
Walgreens Boots Alliance, Inc.	7,500	507,150

		3,053,300

Energy (2.2%)
Helmerich & Payne, Inc.	8,000	490,800
Marathon Petroleum Corp.	8,000	646,640
Occidental Petroleum Corp.	13,000	1,091,090

		2,228,530

Financials (12.3%)
Bank of America Corp.	61,000	1,883,680
Citigroup, Inc.	22,000	1,581,580
Citizens Financial Group, Inc.	44,000	1,750,320
CME Group, Inc.	8,000	1,272,960
Discover Financial Services	16,000	1,142,560
JPMorgan Chase & Co.	19,000	2,184,050
PNC Financial Services Group, Inc. (The)	8,000	1,158,640
Signature Bank	6,000	658,260
Synchrony Financial	29,000	839,260

		12,471,310

Health Care (12.1%)
Aetna, Inc.	11,000	2,072,290
Amgen, Inc.	9,000	1,768,950
Becton Dickinson and Co.	7,000	1,752,590
Johnson & Johnson	20,000	2,650,400
Pfizer, Inc.	60,000	2,395,800
UnitedHealth Group, Inc.	6,500	1,645,930

		12,285,960

Industrials (8.2%)
CSX Corp.	25,000	1,767,000
FedEx Corp.	6,000	1,475,220
Ingersoll-Rand PLC	15,000	1,477,650
Raytheon Co.	9,000	1,782,270
Snap-on, Inc.	11,000	1,865,490

		8,367,630

Information Technology (21.1%)
Alphabet, Inc., Class A (a)	1,400	1,718,108
Alphabet, Inc., Class C	1,400	1,704,164
Apple, Inc.	19,000	3,615,510
Applied Materials, Inc.	35,000	1,702,050

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Income Builder Fund

Broadcom, Inc.	6,000	$1,330,620
Cisco Systems, Inc.	44,000	1,860,760
Microsoft Corp.	32,000	3,394,560
Oracle Corp.	32,000	1,525,760
TE Connectivity Ltd.	19,000	1,777,830
Texas Instruments, Inc.	25,000	2,783,000

		21,412,362

Materials (1.3%)
Air Products & Chemicals, Inc.	8,000	1,313,360

Real Estate (1.6%)
Boston Properties, Inc., REIT	4,000	502,120
Invitation Homes, Inc., REIT	22,000	508,420
Simon Property Group, Inc., REIT	3,500	616,735

		1,627,275

Telecommunication Services (0.8%)
Verizon Communications, Inc.	15,000	774,600

Utilities (1.7%)
CMS Energy Corp.	17,000	821,780
NextEra Energy, Inc.	5,500	921,470

		1,743,250

Total Common Stocks		68,930,137

CORPORATE BONDS (29.4%)
Chemicals (0.6%)
NOVA Chemicals Corp., 144A, 5.25%, 08/01/2023 (b)	600,000	599,250

Commercial Services & Supplies (1.2%)
Cimpress NV, 144A, 7.00%, 06/15/2026 (b)	500,000	513,750
Graham Holdings Co., 5.75%, 06/01/2026 (b)	363,000	365,723
Iron Mountain, Inc., 6.00%, 08/15/2023	310,000	316,975

		1,196,448

Computers & Peripherals (0.8%)
Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (b)	900,000	860,580

Diversified Financial Services (1.0%)
Navient Corp., 4.88%, 06/17/2019	600,000	605,250
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/2025 (b)	436,000	421,481

		1,026,731

Diversified Telecommunication Services (2.5%)
Cincinnati Bell, Inc., 144A, 7.00%, 07/15/2024 (b)	500,000	445,000
Consolidated Communications, Inc., 6.50%, 10/01/2022	750,000	699,600
Frontier Communications Corp., 10.50%, 09/15/2022	500,000	453,750
Sprint Corp., 7.88%, 09/15/2023	900,000	960,750

		2,559,100

Electric Utilities (1.2%)
Calpine Corp., 5.75%, 01/15/2025	500,000	460,000
NRG Energy, Inc., 6.25%, 07/15/2022	750,000	773,437

		1,233,437

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Income Builder Fund

Electrical Components & Equipment (0.0%)
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/2026 (b)	$31,000	$31,853

Energy Equipment & Services (1.0%)
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	900,000	987,750

Engineering & Construction (0.6%)
TopBuild Corp., 5.63%, 05/01/2026 (b)	600,000	588,000

Entertainment (0.5%)
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 144A, 6.13%, 08/15/2021 (b)	500,000	496,875

Food Products (0.7%)
Clearwater Seafoods, Inc., 144A, 6.88%, 05/01/2025 (b)	300,000	288,000
Post Holdings, Inc., 5.00%, 08/15/2026 (b)	500,000	471,250

		759,250

Health Care Equipment & Supplies (0.6%)
Avantor, Inc., 144A, 6.00%, 10/01/2024 (b)	600,000	601,500

Healthcare Providers & Services (2.1%)
Encompass Health Corp., 5.75%, 11/01/2024	600,000	608,682
HCA, Inc., 4.75%, 05/01/2023	900,000	911,700
Tenet Healthcare Corp., 5.13%, 05/01/2025	600,000	582,000

		2,102,382

Home Builders (1.2%)
Century Communities, Inc., 5.88%, 07/15/2025	750,000	706,875
Lennar Corp., 4.75%, 11/29/2027	600,000	564,000

		1,270,875

Internet (0.4%)
Symantec Corp., 5.00%, 04/15/2025 (b)	366,000	360,873

Leisure Time (0.5%)
Viking Cruises Ltd., 144A, 5.88%, 09/15/2027 (b)	500,000	489,500

Lodging (0.6%)
Wyndham Destinations, Inc., 5.10%, 10/01/2025	600,000	618,000

Machinery-Diversified (0.4%)
Apergy Corp., 6.38%, 05/01/2026 (b)	400,000	407,500

Media (3.7%)
Cablevision Systems Corp., 5.88%, 09/15/2022	500,000	501,250
CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 5.88%, 04/01/2024 (b)	750,000	763,125
CSC Holdings LLC, 144A, 10.13%, 01/15/2023 (b)	900,000	990,000
Meredith Corp., 6.88%, 02/01/2026 (b)	900,000	906,750
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/2025 (b)	600,000	561,000

		3,722,125

Metal Fabricate/Hardware (0.5%)
Novelis Corp., 144A, 5.88%, 09/30/2026 (b)	500,000	479,375

Office/Business Equipment (0.5%)
Pitney Bowes, Inc., 3.63%, 10/01/2021	487,000	459,606

Oil & Gas Services (0.5%)
Welltec AS, 144A, 9.50%, 12/01/2022 (b)	500,000	502,500

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Income Builder Fund

Oil, Gas & Consumable Fuels (3.4%)
Bruin E&P Partners LLC, 8.88%, 08/01/2023 (b)	$253,000	$255,527
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144A, 6.00%, 08/01/2026 (b)	287,000	288,708
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026 (b)	500,000	487,500
Oasis Petroleum, Inc., 144A, 6.25%, 05/01/2026 (b)	600,000	603,000
Sanchez Energy Corp., 7.25%, 02/15/2023 (b)	500,000	492,025
SM Energy Co., 6.75%, 09/15/2026	500,000	508,750
WPX Energy, Inc., 8.25%, 08/01/2023	750,000	848,475

		3,483,985

Pharmaceutical (0.9%)
Bausch Health Cos, Inc., 7.00%, 03/15/2024 (b)	900,000	954,225

Real Estate Investment Trust (REIT) Funds (0.8%)
Equinix, Inc., 5.88%, 01/15/2026	750,000	775,313

Retail (1.1%)
Rite Aid Corp., 6.13%, 04/01/2023 (b)	600,000	603,000
Staples, Inc., 8.50%, 09/15/2025 (b)	600,000	564,000

		1,167,000

Software (1.5%)
BMC Software Finance, Inc., 8.13%, 07/15/2021 (b)	900,000	921,375
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (b)	500,000	483,750
First Data Corp., 144A, 5.75%, 01/15/2024 (b)	127,000	129,883

		1,535,008

Textiles (0.6%)
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 05/01/2025 (b)	600,000	597,000

Total Corporate Bonds		29,866,041

SHORT-TERM INVESTMENT (2.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%	2,431,699	2,431,699

Total Short-Term Investment		2,431,699

Total Investments (Cost $77,347,502)—99.7%		101,227,877

Other Assets in Excess of Liabilities—0.3%		274,028

Net Assets—100.0%		$101,501,905

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.4%)
AUSTRALIA (1.4%)
Health Care (1.4%)
CSL Ltd. (a)	49,800	$7,286,058

BRAZIL (0.5%)
Energy (0.5%)
Ultrapar Participacoes SA, ADR	217,000	2,382,660

CANADA (3.1%)
Industrials (1.2%)
Ritchie Bros Auctioneers, Inc.	185,400	6,166,936

Materials (1.9%)
Nutrien Ltd.	181,360	9,849,778

		16,016,714

CHINA (2.8%)
Consumer Discretionary (1.9%)
Yum China Holdings, Inc.	279,300	10,077,144

Information Technology (0.9%)
Tencent Holdings Ltd. (a)	105,100	4,783,560

		14,860,704

FRANCE (1.7%)
Consumer Staples (1.7%)
L’Oreal SA (a)	36,200	8,846,240

GERMANY (7.7%)
Financials (1.0%)
Deutsche Boerse AG (a)	38,600	5,086,955

Health Care (4.2%)
Bayer AG (a)	83,152	9,257,072
Fresenius Medical Care AG & Co. KGaA (a)	130,700	12,750,327

		22,007,399

Information Technology (1.0%)
Infineon Technologies AG (a)	196,600	5,206,511

Materials (1.5%)
Linde AG (a)	32,400	8,012,417

		40,313,282

HONG KONG (5.9%)
Financials (3.1%)
AIA Group Ltd. (a)	1,840,300	16,109,163

Industrials (1.9%)
Jardine Matheson Holdings Ltd. (a)	151,500	10,257,880

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Equity Fund

Real Estate (0.9%)
Swire Pacific Ltd., Class A (a)	431,500	$4,686,417

		31,053,460

INDIA (3.0%)
Consumer Staples (1.3%)
ITC Ltd. (a)	1,611,100	6,998,750

Financials (1.7%)
Housing Development Finance Corp. Ltd. (a)	297,700	8,642,811

		15,641,561

ISRAEL (2.8%)
Information Technology (2.8%)
Check Point Software Technologies Ltd. (b)(c)	131,000	14,759,770

JAPAN (15.4%)
Consumer Discretionary (1.6%)
Shimano, Inc. (a)	58,400	8,421,755

Consumer Staples (2.7%)
Japan Tobacco, Inc. (a)	500,100	14,232,698

Financials (1.6%)
Japan Exchange Group, Inc. (a)	465,700	8,283,999

Health Care (2.4%)
Sysmex Corp. (a)	130,400	12,365,346

Industrials (1.5%)
FANUC Corp. (a)	37,600	7,581,696

Information Technology (1.7%)
Keyence Corp. (a)	17,000	8,992,460

Materials (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	99,800	10,095,927

Real Estate (2.0%)
Daito Trust Construction Co. Ltd. (a)	64,000	10,724,321

		80,698,202

MEXICO (2.9%)
Consumer Staples (2.9%)
Fomento Economico Mexicano SAB de CV, ADR	153,900	15,103,746

PHILIPPINES (1.5%)
Real Estate (1.5%)
Ayala Land, Inc. (a)	10,350,900	7,971,427

SINGAPORE (2.5%)
Financials (1.6%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,021,000	8,698,072

Telecommunication Services (0.9%)
Singapore Telecommunications Ltd. (a)	1,960,700	4,627,288

		13,325,360

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Equity Fund

SOUTH AFRICA (1.2%)
Telecommunication Services (1.2%)
MTN Group Ltd. (a)	752,800	$6,548,875

SOUTH KOREA (1.5%)
Consumer Staples (1.5%)
Amorepacific Group (a)	90,700	7,774,178

SWEDEN (3.1%)
Industrials (3.1%)
Atlas Copco AB, A Shares (a)	355,000	10,165,924
Epiroc AB, Class A (b)	495,900	5,937,524

		16,103,448

SWITZERLAND (7.5%)
Consumer Staples (2.1%)
Nestle SA (a)	137,700	11,221,634

Health Care (5.4%)
Novartis AG (a)	169,700	14,241,514
Roche Holding AG (a)	56,100	13,780,758

		28,022,272

		39,243,906

TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,906,000	15,239,818

THAILAND (2.2%)
Financials (2.2%)
Kasikornbank PCL (a)	1,673,400	11,324,829

UNITED KINGDOM (18.7%)
Consumer Staples (3.6%)
British American Tobacco PLC (a)	186,000	10,224,838
Diageo PLC (a)	231,800	8,504,153

		18,728,991

Energy (2.4%)
Royal Dutch Shell PLC, B Shares (a)	367,500	12,872,498

Financials (3.3%)
Prudential PLC (a)	450,100	10,619,448
Standard Chartered PLC (a)	770,157	6,944,765

		17,564,213

Industrials (3.6%)
Experian PLC (a)	402,900	9,892,077
Rolls-Royce Holdings PLC (a)(b)	673,100	8,751,327

		18,643,404

Materials (1.3%)
BHP Billiton PLC (a)	307,500	7,076,716

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen International Equity Fund

Telecommunication Services (4.5%)
Inmarsat PLC (a)	1,478,300	$11,045,643
Vodafone Group PLC (a)	5,048,400	12,333,042

		23,378,685

		98,264,507

UNITED STATES (2.1%)
Consumer Discretionary (2.1%)
Samsonite International SA (a)(b)(d)	2,934,000	11,088,607

Total Common Stocks		473,847,352

PREFERRED STOCKS (8.1%)
BRAZIL (2.3%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	1,473,583	11,906,551

GERMANY (2.9%)
Consumer Staples (2.9%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33% (a)	121,400	15,234,262

SOUTH KOREA (2.9%)
Information Technology (2.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares	17,800	15,183,400

Total Preferred Stocks		42,324,213

SHORT-TERM INVESTMENT (1.2%)
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (e)	6,321,397	6,321,397

Total Short-Term Investment		6,321,397

Total Investments (Cost $468,358,757)—99.7%		522,492,962

Other Assets in Excess of Liabilities—0.3%		1,574,498

Net Assets—100.0%		$524,067,460

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $14,124,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.8%)
AUSTRALIA (3.8%)
Real Estate (3.8%)
Goodman Group (a), REIT	352,364	$2,526,075
Mirvac Group(a), REIT	1,076,647	1,827,463

		4,353,538

AUSTRIA (0.8%)
Real Estate (0.8%)
CA Immobilien Anlagen AG	26,192	916,378

BELGIUM (1.5%)
Real Estate (1.5%)
VGP NV	23,000	1,726,662

BRAZIL (4.7%)
Consumer Discretionary (2.4%)
Construtora Tenda SA (b)	100,000	708,443
MRV Engenharia e Participacoes SA	575,000	2,023,753

		2,732,196

Real Estate (2.3%)
BR Malls Participacoes SA (b)	300,000	795,300
Cyrela Commercial Properties SA Empreendimentos e Participacoes (d)	220,035	583,899
General Shopping e Outlets do Brasil SA (b)(d)	822,200	841,192
Sao Carlos Empreendimentos e Participacoes SA (d)	66,163	511,211

		2,731,602

		5,463,798

CANADA (1.5%)
Real Estate (1.5%)
Dream Global Real Estate Investment Trust, REIT	161,000	1,724,050

CHINA (8.4%)
Real Estate (8.4%)
Agile Group Holdings Ltd. (a)	521,000	804,435
China Resources Land Ltd. (a)	572,000	2,097,350
China Vanke Co. Ltd., H Shares (a)	466,500	1,493,589
CIFI Holdings Group Co. Ltd. (a)	1,960,505	1,280,735
KWG Property Holding Ltd. (a)	917,500	1,049,142
Longfor Group Holdings Ltd. (a)	536,563	1,513,780
Times China Holdings Ltd. (a)	1,150,000	1,475,928

		9,714,959

FRANCE (4.3%)
Real Estate (4.3%)
Gecina SA, REIT (a)	16,109	2,744,064
Unibail-Rodamco-Westfield	10,000	2,220,011

		4,964,075

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Real Estate Equity Fund

GERMANY (4.6%)
Real Estate (4.6%)
ADO Properties SA (a)(c)	41,500	$2,367,367
Deutsche Konsum REIT-AG(b)(d)	48,912	634,867
TLG Immobilien AG (a)	42,753	1,117,568
Vonovia SE (a)	25,000	1,209,931

		5,329,733

HONG KONG (11.0%)
Real Estate (11.0%)
China Overseas Land & Investment Ltd. (a)	200,000	630,085
CK Asset Holdings Ltd. (a)	425,000	3,254,854
Hang Lung Properties Ltd. (a)	1,162,000	2,443,146
Joy City Property Ltd. (a)	3,000,000	371,478
Link REIT (a)	195,000	1,934,807
New World Development Co. Ltd. (a)	1,913,000	2,727,750
Shimao Property Holdings Ltd. (a)	476,000	1,353,760

		12,715,880

INDIA (3.0%)
Real Estate (3.0%)
D B Realty Ltd. (a)(b)	1,441,615	749,899
Phoenix Mills Ltd. (The) (a)	160,063	1,483,615
Prestige Estates Projects Ltd. (a)	337,094	1,243,561

		3,477,075

ITALY (0.4%)
Real Estate (0.4%)
COIMA RES SpA, REIT (c)(d)	55,737	518,801

JAPAN (15.9%)
Real Estate (15.9%)
Daiwa Office Investment Corp., REIT (a)	428	2,606,610
Hulic Co. Ltd. (a)	194,145	1,905,302
Ichigo, Inc. (a)	291,969	1,302,616
Invesco Office J-Reit, Inc., REIT (a)	18,569	2,600,175
Invincible Investment Corp., REIT (a)	2,685	1,185,431
Kenedix, Inc. (a)	200,000	1,144,606
NIPPON REIT Investment Corp. (a)	499	1,546,396
Open House Co. Ltd. (a)	30,500	1,672,450
Orix JREIT, Inc., REIT (a)	1,452	2,264,357
Shinoken Group Co. Ltd. (a)	123,070	2,171,108

		18,399,051

MEXICO (2.5%)
Consumer Discretionary (1.4%)
Hoteles City Express SAB de CV (b)	1,257,643	1,631,625

Real Estate (1.1%)
Corp. Inmobiliaria Vesta SAB de CV	500,024	778,028
Grupo GICSA SA de CV (b)	1,000,000	488,793

		1,266,821

		2,898,446

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Real Estate Equity Fund

NETHERLANDS (4.6%)
Information Technology (1.6%)
InterXion Holding NV (b)	28,333	$1,838,245

Real Estate (3.0%)
Aroundtown SA (a)	138,341	1,154,073
Corestate Capital Holding SA (b)	42,844	2,327,128

		3,481,201

		5,319,446

PHILIPPINES (1.7%)
Real Estate (1.7%)
Ayala Land, Inc. (a)	957,077	737,064
Megaworld Corp. (a)	3,500,000	306,163
Robinsons Land Corp. (a)	2,403,041	887,115
SM Prime Holdings, Inc. (a)	1	1

		1,930,343

POLAND (0.5%)
Real Estate (0.5%)
Echo Investment SA	518,970	617,703

REPUBLIC OF IRELAND (6.6%)
Consumer Discretionary (4.6%)
Cairn Homes PLC (b)	757,791	1,506,409
Dalata Hotel Group PLC (b)	306,050	2,433,581
Glenveagh Properties PLC (b)	183,333	—
Glenveagh Properties PLC (b)(c)	1,100,000	1,440,639

		5,380,629

Real Estate (2.0%)
Green REIT PLC	668,484	1,177,228
Hibernia REIT PLC	649,529	1,105,871

		2,283,099

		7,663,728

SINGAPORE (1.7%)
Real Estate (1.7%)
City Developments Ltd. (a)	268,500	1,979,085

SPAIN (6.3%)
Consumer Discretionary (1.4%)
Melia Hotels International SA (a)	43,000	565,472
NH Hotel Group SA (a)	150,000	1,101,699

		1,667,171

Real Estate (4.9%)
Aedas Homes SAU (b)(c)	58,646	2,077,904
Inmobiliaria Colonial Socimi SA, REIT	161,274	1,737,818
Merlin Properties Socimi SA, REIT (a)	122,000	1,802,131

		5,617,853

		7,285,024

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Real Estate Equity Fund

SWEDEN (0.9%)
Real Estate (0.9%)
Kungsleden AB (a)	125,000	$1,008,216

SWITZERLAND (0.8%)
Industrials (0.8%)
IWG PLC (a)	225,534	898,112

UNITED KINGDOM (6.1%)
Consumer Discretionary (1.2%)
Countryside Properties PLC (c)	300,000	1,318,325

Real Estate (4.9%)
Hammerson PLC, REIT (a)	229,420	1,569,020
LondonMetric Property PLC, REIT (a)	117,468	290,142
Purplebricks Group PLC (b)	145,391	535,859
Segro PLC, REIT (a)	139,783	1,218,402
South Asian Real Estate Pvt. Ltd. (a)(b)(c)(d)	2,000,000	918,785
St Modwen Properties PLC	220,000	1,169,481

		5,701,689

		7,020,014

UNITED STATES (4.2%)
Real Estate (4.2%)
CyrusOne, Inc., REIT	20,000	1,238,400
Equinix, Inc., REIT	5,000	2,196,400
Prologis, Inc., REIT	22,262	1,460,832

		4,895,632

Total Common Stocks		110,819,749

Total Investments (Cost $123,189,265)—95.8%		110,819,749

Other Assets in Excess of Liabilities—4.2%		4,837,411

Net Assets—100.0%		$115,657,160

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen International Real Estate Equity Fund

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Depreciation
Japanese Yen/United States Dollar
08/02/2018	Credit Agricole	JPY	55,846,720	USD	504,530	$499,457	$(5,073)
08/02/2018	Deutsche Bank AG	JPY	69,297,709	USD	623,423	$619,753	$(3,670)

						$1,119,210	$(8,743)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.6%)
AUSTRALIA (2.5%)
Consumer Discretionary (2.5%)
ARB Corp. Ltd. (a)	119,000	$1,860,885

BRAZIL (7.9%)
Consumer Discretionary (2.0%)
Arezzo Industria e Comercio SA	134,200	1,524,959

Health Care (2.3%)
Odontoprev SA	489,500	1,738,480

Industrials (2.2%)
Wilson Sons Ltd., BDR	136,686	1,646,073

Real Estate (1.4%)
Iguatemi Empresa de Shopping Centers SA	112,600	1,009,809

		5,919,321

CANADA (3.3%)
Financials (1.8%)
Canadian Western Bank	47,600	1,335,222

Industrials (1.5%)
Ritchie Bros Auctioneers, Inc.	34,800	1,157,548

		2,492,770

CHILE (6.4%)
Consumer Staples (4.9%)
Embotelladora Andina SA	624,900	2,229,178
Vina Concha y Toro SA	681,800	1,466,777

		3,695,955

Real Estate (1.5%)
Parque Arauco SA	389,700	1,089,519

		4,785,474

GERMANY (5.0%)
Consumer Discretionary (1.3%)
Fielmann AG (a)	13,700	961,821

Materials (3.7%)
FUCHS PETROLUB SE (a)	37,200	1,958,633
Symrise AG (a)	9,000	813,499

		2,772,132

		3,733,953

HONG KONG (2.2%)
Industrials (2.2%)
Kerry Logistics Network Ltd. (a)	1,256,700	1,645,947

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

INDIA (5.9%)
Consumer Staples (2.3%)
Jyothy Laboratories Ltd. (a)	532,800	$1,704,808

Health Care (1.8%)
Sanofi India Ltd. (a)	16,000	1,397,803

Materials (1.8%)
Castrol (India) Ltd. (a)	521,600	1,328,563

		4,431,174

INDONESIA (4.1%)
Consumer Discretionary (2.5%)
Ace Hardware Indonesia Tbk PT	20,467,600	1,859,401

Materials (1.6%)
Indocement Tunggal Prakarsa Tbk PT (a)	1,241,300	1,218,105

		3,077,506

ISRAEL (3.9%)
Information Technology (1.6%)
NICE Ltd. (a)(b)	11,200	1,222,742

Materials (2.3%)
Frutarom Industries Ltd. (a)	16,900	1,708,231

		2,930,973

ITALY (1.8%)
Consumer Discretionary (1.8%)
Brunello Cucinelli SpA (a)	31,800	1,320,165

JAPAN (7.5%)
Consumer Discretionary (1.9%)
Resorttrust, Inc. (a)	79,000	1,449,038

Consumer Staples (1.4%)
Calbee, Inc. (a)	31,400	1,041,617

Health Care (2.2%)
Asahi Intecc Co. Ltd. (a)	42,600	1,629,761

Industrials (2.0%)
Nabtesco Corp. (a)	47,300	1,476,648

		5,597,064

MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd	236,200	1,112,145

MEXICO (2.9%)
Industrials (2.9%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	120,400	2,150,536

NEW ZEALAND (2.1%)
Industrials (2.1%)
Auckland International Airport Ltd. (a)	352,800	1,606,275

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

SINGAPORE (2.8%)
Health Care (2.8%)
Raffles Medical Group Ltd. (a)	2,508,544	$2,065,954

SOUTH AFRICA (1.9%)
Consumer Staples (1.9%)
Clicks Group Ltd. (a)	94,500	1,386,974

SPAIN (2.1%)
Consumer Staples (2.1%)
Viscofan SA (a)	22,300	1,538,163

SWITZERLAND (9.3%)
Consumer Staples (2.4%)
Barry Callebaut AG (a)	1,040	1,771,818

Health Care (2.5%)
Tecan Group AG (a)	7,500	1,902,854

Industrials (2.7%)
dormakaba Holding AG, Class B (a)(b)	1,900	1,217,429
VAT Group AG (a)(b)(c), 144A	6,100	800,859

		2,018,288

Information Technology (1.7%)
Temenos AG (a)(b)	8,100	1,303,706

		6,996,666

THAILAND (2.4%)
Real Estate (2.4%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (d)	3,181,700	1,797,895

TURKEY (1.3%)
Consumer Staples (1.3%)
BIM Birlesik Magazalar A.S. (a)	67,300	967,313

UNITED KINGDOM (20.6%)
Consumer Discretionary (3.1%)
Fuller Smith & Turner PLC, Class A	95,500	1,228,415
Millennium & Copthorne Hotels PLC	156,800	1,070,200

		2,298,615

Health Care (4.5%)
Dechra Pharmaceuticals PLC (a)	53,600	2,099,004
Genus PLC (a)	33,400	1,257,900

		3,356,904

Industrials (5.1%)
Rotork PLC (a)	355,200	1,675,573
Ultra Electronics Holdings PLC	100,000	2,167,019

		3,842,592

Information Technology (2.3%)
AVEVA Group PLC (a)	51,300	1,769,901

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

Materials (4.1%)
Croda International PLC (a)	25,500	$1,720,386
Victrex PLC (a)	31,900	1,321,725

		3,042,111

Telecommunication Services (1.5%)
Inmarsat PLC (a)	149,200	1,114,801

		15,424,924

UNITED STATES (2.2%)
Consumer Discretionary (2.2%)
Samsonite International SA (a)(b)(c)	432,900	1,636,080

Total Common Stocks		74,478,157

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (e)	548,975	548,975

Total Short-Term Investment		548,975

Total Investments (Cost $59,645,721)—100.3%		75,027,132

Liabilities in Excess of Other Assets—(0.3)%		(219,220)

Net Assets—100.0%		$74,807,912

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	As of July 31, 2018, security is a closed-end fund incorporated in Thailand.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

BDR	Brazilian Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.1%) (a)
JAPAN (91.1%)
Consumer Discretionary (16.0%)
Denso Corp.	820	$40,561
Honda Motor Co. Ltd.	800	24,425
Nitori Holdings Co. Ltd.	130	19,592
Shimano, Inc.	110	15,863
Stanley Electric Co. Ltd.	1,090	38,335
Start Today Co. Ltd.	1,000	40,222
Toyota Motor Corp.	300	19,719
USS Co. Ltd.	980	18,599
Yamaha Corp.	880	41,178

		258,494

Consumer Staples (14.4%)
Calbee, Inc.	440	14,596
Coca-Cola Bottlers Japan Holdings, Inc.	520	18,750
Japan Tobacco, Inc.	1,350	38,421
Pigeon Corp.	1,125	54,154
Seven & i Holdings Co. Ltd.	1,260	51,458
Shiseido Co. Ltd.	750	55,253

		232,632

Financials (3.8%)
AEON Financial Service Co. Ltd.	1,210	24,983
Japan Exchange Group, Inc.	2,050	36,466

		61,449

Health Care (9.3%)
Chugai Pharmaceutical Co. Ltd.	800	40,693
Shionogi & Co. Ltd.	730	39,845
Sysmex Corp.	727	68,939

		149,477

Industrials (21.3%)
Amada Holdings Co. Ltd.	4,380	44,041
Daikin Industries Ltd.	440	52,593
East Japan Railway Co.	300	28,059
FANUC Corp.	245	49,402
Hoshizaki Corp.	250	25,180
Komatsu Ltd.	700	20,684
Makita Corp.	1,170	52,634
MISUMI Group, Inc.	800	20,439
Nabtesco Corp.	1,640	51,199

		344,231

Information Technology (11.6%)
Keyence Corp.	128	67,708
Otsuka Corp.	580	22,621
Renesas Electronics Corp. (b)	3,500	31,276
SCSK Corp.	700	33,099

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Japanese Equities Fund

Yahoo Japan Corp.	8,660	$32,948

		187,652

Materials (10.3%)
Kansai Paint Co. Ltd.	1,000	23,012
Nippon Paint Holdings Co. Ltd.	1,105	48,291
Shin-Etsu Chemical Co. Ltd.	940	95,092

		166,395

Real Estate (1.5%)
Daito Trust Construction Co. Ltd.	145	24,297

Telecommunication Services (2.9%)
KDDI Corp.	1,650	45,931

		1,470,558

Total Common Stocks		1,470,558

SHORT-TERM INVESTMENT (8.8%)
UNITED STATES (8.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	141,548	141,548

Total Short-Term Investment		141,548

Total Investments (Cost $1,410,861)—99.9%		1,612,106

Other Assets in Excess of Liabilities—0.1%		1,676

Net Assets—100.0%		$1,613,782

(a)

All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.9%)
Diversified REITs (4.2%)
American Assets Trust, Inc.	6,000	$230,580
Liberty Property Trust	20,616	883,602
STORE Capital Corp.	49,884	1,369,316
VEREIT, Inc.	179,773	1,371,668

		3,855,166

Health Care REITs (9.1%)
Medical Properties Trust, Inc.	96,142	1,385,406
Omega Healthcare Investors, Inc.	29,077	863,296
Ventas, Inc.	47,301	2,666,831
Welltower, Inc.	54,742	3,426,849

		8,342,382

Hotel & Resort REITs (5.9%)
DiamondRock Hospitality Co.	106,220	1,266,143
Host Hotels & Resorts, Inc.	116,666	2,442,986
Park Hotels & Resorts, Inc.	27,214	851,254
Pebblebrook Hotel Trust	22,086	851,415

		5,411,798

Hotels, Resorts & Cruise Lines (2.0%)
Hilton Worldwide Holdings, Inc.	11,371	894,443
Hyatt Hotels Corp., Class A	11,429	894,091

		1,788,534

Industrial REITs (10.6%)
Duke Realty Corp.	63,443	1,847,460
Prologis, Inc.	89,544	5,875,877
STAG Industrial, Inc.	33,377	911,860
Terreno Realty Corp.	30,738	1,134,540

		9,769,737

Mortgage REITs (0.5%)
Starwood Property Trust, Inc.	20,000	456,800

Office REITs (16.1%)
Alexandria Real Estate Equities, Inc.	21,592	2,751,684
Brandywine Realty Trust	40,802	672,825
Douglas Emmett, Inc.	34,167	1,327,046
Highwoods Properties, Inc.	47,102	2,313,179
Hudson Pacific Properties, Inc.	50,922	1,744,588
JBG SMITH Properties	23,058	841,617
Kilroy Realty Corp.	17,747	1,294,644
SL Green Realty Corp.	17,909	1,846,597
Vornado Realty Trust	28,010	2,014,479

		14,806,659

Residential REITs (17.3%)
AvalonBay Communities, Inc.	24,620	4,354,047
Camden Property Trust	14,972	1,386,258

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Realty Income & Growth Fund

Equity LifeStyle Properties, Inc.	26,086	$2,373,565
Equity Residential	17,605	1,151,895
Essex Property Trust, Inc.	12,332	2,965,229
Invitation Homes, Inc.	59,003	1,363,559
Mid-America Apartment Communities, Inc.	23,096	2,327,615

		15,922,168

Retail REITs (14.8%)
Brixmor Property Group, Inc.	79,835	1,412,281
DDR Corp.	79,812	1,093,424
Federal Realty Investment Trust	12,100	1,518,550
Macerich Co. (The)	25,628	1,513,590
Realty Income Corp.	42,278	2,357,844
Regency Centers Corp.	22,535	1,433,902
Simon Property Group, Inc.	24,143	4,254,238

		13,583,829

Specialized REITs (19.4%)
American Tower Corp.	11,212	1,662,067
CoreSite Realty Corp.	12,153	1,362,351
Digital Realty Trust, Inc.	37,625	4,568,427
Equinix, Inc.	10,850	4,766,188
Extra Space Storage, Inc.	23,410	2,199,838
Public Storage	12,038	2,622,238
Sabra Health Care REIT, Inc.	30,450	658,024

		17,839,133

Total Common Stocks		91,776,206

SHORT-TERM INVESTMENT (0.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (a)	250,132	250,132

Total Short-Term Investment		250,132

Total Investments (Cost $58,476,173)—100.2%		92,026,338

Liabilities in Excess of Other Assets—(0.2)%		(190,140)

Net Assets—100.0%		$91,836,198

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of July 31, 2018.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.1%)
Canada (4.3%)
Financials (2.4%)
Canadian Western Bank	1,374	$38,542

Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	951	31,639

		70,181

United States (90.8%)
CONSUMER DISCRETIONARY (14.8%)
BorgWarner, Inc.	660	30,373
Burlington Stores, Inc. (a)	293	44,773
Dunkin’ Brands Group, Inc.	237	16,502
PVH Corp.	243	37,306
Service Corp. International	1,185	46,630
Tiffany & Co.	295	40,580
Whirlpool Corp.	194	25,434

		241,598

CONSUMER STAPLES (3.3%)
Casey’s General Stores, Inc.	143	15,641
Molson Coors Brewing Co., Class B	567	37,989

		53,630

ENERGY (1.2%)
Core Laboratories NV	175	19,621
FINANCIALS (8.8%)
Cboe Global Markets, Inc.	311	30,207
First Republic Bank	421	41,620
M&T Bank Corp.	167	28,950
Regions Financial Corp.	2,321	43,194

		143,971

HEALTH CARE (14.0%)
Cerner Corp. (a)	736	45,691
Globus Medical, Inc., Class A (a)	596	30,682
Henry Schein, Inc. (a)	407	32,320
Hologic, Inc. (a)	933	40,035
PRA Health Sciences, Inc. (a)	397	41,740
Teleflex, Inc.	139	37,907

		228,375

INDUSTRIALS (17.1%)
AO Smith Corp.	681	40,540
Beacon Roofing Supply, Inc. (a)	915	38,503
CH Robinson Worldwide, Inc.	457	42,149
Equifax, Inc.	221	27,736
Kansas City Southern	339	39,416
Snap-on, Inc.	272	46,128

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Verisk Analytics, Inc. (a)	413	$45,686

		280,158

INFORMATION TECHNOLOGY (16.3%)
CDW Corp.	496	41,709
Ellie Mae, Inc. (a)	310	30,758
Genpact Ltd.	1,219	37,033
Global Payments, Inc.	272	30,619
Littelfuse, Inc.	206	44,665
Manhattan Associates, Inc. (a)	715	34,406
Maxim Integrated Products, Inc.	385	23,539
Pegasystems, Inc.	416	23,129

		265,858

MATERIALS (6.8%)
Avery Dennison Corp.	351	40,253
Axalta Coating Systems Ltd. (a)	1,379	41,715
International Flavors & Fragrances, Inc.	221	29,340

		111,308

REAL ESTATE (4.5%)
Digital Realty Trust, Inc., REIT	426	51,725
Jones Lang LaSalle, Inc.	130	22,231

		73,956

UTILITIES (4.0%)
American Water Works Co., Inc.	453	39,977
CMS Energy Corp.	518	25,040

		65,017

		1,483,492

Total Common Stocks		1,553,673

SHORT-TERM INVESTMENT (3.6%)
United States (3.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (b)	59,051	59,051

Total Short-Term Investment		59,051

Total Investments (Cost $1,344,657)—98.7%		1,612,724

Other Assets in Excess of Liabilities—1.3%		20,557

Net Assets—100.0%		$1,633,281

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.6%)
CANADA (6.7%)
Financials (2.5%)
Canadian Western Bank	344,941	$9,675,902

INDUSTRIALS (4.2%)
Canadian National Railway Co.	98,436	8,775,570
Ritchie Bros Auctioneers, Inc.	212,270	7,062,223

		15,837,793

		25,513,695

UNITED STATES (91.9%)
CONSUMER DISCRETIONARY (14.7%)
Amazon.com, Inc. (a)	7,713	13,709,395
BorgWarner, Inc.	169,649	7,807,247
Comcast Corp., Class A	226,106	8,090,073
PVH Corp.	61,104	9,380,686
Starbucks Corp.	119,296	6,249,917
TJX Cos., Inc. (The)	108,005	10,504,566

		55,741,884

CONSUMER STAPLES (7.9%)
Costco Wholesale Corp.	50,478	11,040,044
Molson Coors Brewing Co., Class B (b)	114,942	7,701,114
Philip Morris International, Inc.	129,871	11,207,867

		29,949,025

ENERGY (6.4%)
ConocoPhillips	108,082	7,800,278
EOG Resources, Inc.	75,081	9,680,944
Schlumberger Ltd.	100,027	6,753,823

		24,235,045

FINANCIALS (11.2%)
American International Group, Inc. (b)	106,779	5,895,269
Charles Schwab Corp. (The)	155,932	7,961,888
First Republic Bank	96,168	9,507,168
Intercontinental Exchange, Inc.	151,208	11,175,783
M&T Bank Corp.	44,819	7,769,374

		42,309,482

Health Care (12.3%)
Aetna, Inc.	39,840	7,505,458
Baxter International, Inc.	128,538	9,312,578
Cerner Corp. (a)	118,895	7,381,002
Globus Medical, Inc., Class A (a)	123,711	6,368,642
Hologic, Inc. (a)(b)	215,068	9,228,568
PRA Health Sciences, Inc. (a)(b)	65,753	6,913,270

		46,709,518

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

INDUSTRIALS (8.5%)
Beacon Roofing Supply, Inc. (a)(b)	191,650	$8,064,632
Equifax, Inc.	48,264	6,057,132
Snap-on, Inc. (b)	53,239	9,028,802
Verisk Analytics, Inc. (a)	83,390	9,224,602

		32,375,168

INFORMATION TECHNOLOGY (21.0%)
Alphabet, Inc., Class A (a)	9,865	12,106,525
CDW Corp.	102,107	8,586,178
Cognizant Technology Solutions Corp., Class A (b)	88,569	7,218,373
Manhattan Associates, Inc. (a)(b)	174,281	8,386,402
Microsoft Corp.	128,029	13,581,316
Oracle Corp. (b)	125,817	5,998,955
Texas Instruments, Inc.	84,434	9,399,193
Visa, Inc. (b), Class A	104,290	14,260,615

		79,537,557

MATERIALS (7.0%)
Ecolab, Inc.	52,921	7,445,985
Praxair, Inc.	68,017	11,392,847
Sensient Technologies Corp. (b)	113,319	7,859,806

		26,698,638

Real Estate (1.4%)
Jones Lang LaSalle, Inc.	30,149	5,155,780

Utilities (1.5%)
NextEra Energy, Inc.	34,610	5,798,559

		348,510,656

Total Common Stocks		374,024,351

SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	5,729,158	5,729,158

Total Short-Term Investment		5,729,158

Total Investments (Cost $297,486,704)—100.1%		379,753,509

Liabilities in Excess of Other Assets—(0.1)%		(489,696)

Net Assets—100.0%		$379,263,813

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $67,660,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.1%)
Canada (5.8%)
Financials (2.3%)
Canadian Western Bank	1,469,741	$41,227,543

Industrials (3.5%)
Richelieu Hardware Ltd.	1,244,200	26,924,111
Ritchie Bros Auctioneers, Inc.	1,045,455	34,782,288

		61,706,399

		102,933,942

UNITED STATES (92.3%)
Consumer Discretionary (11.6%)
Culp, Inc.	1,000,997	24,824,726
Fox Factory Holding Corp. (a)(b)	746,575	37,104,778
G-III Apparel Group Ltd. (a)(b)	920,526	42,068,038
LCI Industries (b)	389,071	35,775,078
Lithia Motors, Inc., Class A (b)	306,662	27,308,251
Meredith Corp. (b)	716,873	38,101,800

		205,182,671

Consumer Staples (4.7%)
Cal-Maine Foods, Inc. (a)(b)	783,745	35,268,525
J&J Snack Foods Corp.	181,694	26,338,362
WD-40 Co. (b)	137,310	21,990,197

		83,597,084

Energy (1.8%)
Forum Energy Technologies, Inc. (a)(b)	2,355,079	30,969,289

Financials (12.7%)
AMERISAFE, Inc.	346,984	21,790,595
Boston Private Financial Holdings, Inc.	2,907,386	41,866,358
Glacier Bancorp, Inc. (b)	1,010,420	43,144,934
Univest Corp. of Pennsylvania	1,273,838	34,775,777
WisdomTree Investments, Inc. (b)	3,048,924	26,647,596
WSFS Financial Corp.	989,605	56,110,604

		224,335,864

Health Care (11.8%)
AMN Healthcare Services, Inc. (a)(b)	640,233	38,734,096
Emergent BioSolutions, Inc. (a)	1,024,897	55,703,152
Globus Medical, Inc., Class A (a)	715,326	36,824,982
Heska Corp. (a)	185,692	18,615,623
Prestige Brands Holdings, Inc. (a)(b)	741,429	26,491,258
US Physical Therapy, Inc.	305,238	31,973,681

		208,342,792

Industrials (14.0%)
ABM Industries, Inc. (b)	581,953	18,156,934
Beacon Roofing Supply, Inc. (a)	967,031	40,692,664

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Casella Waste Systems, Inc., Class A (a)	1,493,317	$41,155,816
Echo Global Logistics, Inc. (a)	533,539	18,380,419
Gibraltar Industries, Inc. (a)(b)	909,112	39,500,916
Heartland Express, Inc. (b)	1,120,760	21,507,384
RBC Bearings, Inc. (a)	213,081	30,977,716
Welbilt, Inc. (a)(b)	1,606,126	36,619,673

		246,991,522

Information Technology (19.9%)
Cabot Microelectronics Corp.	277,111	33,378,020
Ellie Mae, Inc. (a)(b)	323,393	32,087,053
ExlService Holdings, Inc. (a)	744,859	44,423,391
Fair Isaac Corp. (a)	144,156	29,041,668
Insight Enterprises, Inc. (a)	854,025	42,931,837
Littelfuse, Inc.	123,344	26,743,446
Manhattan Associates, Inc. (a)(b)	796,539	38,329,457
Paylocity Holding Corp. (a)	658,974	38,220,492
Pegasystems, Inc.	752,797	41,855,513
Rogers Corp. (a)	217,474	25,350,944

		352,361,821

Materials (9.8%)
Kaiser Aluminum Corp. (b)	333,064	37,176,604
Neenah, Inc. (b)	517,389	45,426,754
Quaker Chemical Corp. (b)	246,376	43,741,595
Sensient Technologies Corp. (b)	666,792	46,248,693

		172,593,646

Real Estate (4.4%)
Healthcare Realty Trust, Inc., REIT (b)	643,435	19,116,454
Marcus & Millichap, Inc. (a)	995,168	40,015,705
Physicians Realty Trust, REIT	1,203,371	18,965,127

		78,097,286

Telecommunication Services (1.6%)
Shenandoah Telecommunications Co. (b)	848,275	27,993,075

		1,630,465,050

Total Common Stocks		1,733,398,992

SHORT-TERM INVESTMENT (1.9%)
United States (1.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	33,702,418	33,702,418

Total Short-Term Investment		33,702,418

Total Investments (Cost $1,533,381,355)—100.0%		1,767,101,410

Liabilities in Excess of Other Assets—0.0%		(280,845)

Net Assets—100.0%		$1,766,820,565

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $445,846,119. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (49.0%)
CHINA (12.7%)
Diversified Telecommunication Services (4.0%)
Proven Honour Capital Ltd. (USD), 4.13%, 05/19/2025 (a)	$200,000	$190,355

Electric Utilities (4.4%)
State Grid Overseas Investment 2016 Ltd. (USD), 3.50%, 05/04/2027 (a)	219,000	208,997

Real Estate (4.3%)
China Overseas Finance Cayman III Ltd. (USD), 5.38%, 10/29/2023 (a)	200,000	208,319

		607,671

HONG KONG (6.3%)
Commercial Services & Supplies (2.5%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	118,000	116,556

Electric Utilities (3.8%)
Hongkong Electric Finance Ltd. (USD), 2.88%, 05/03/2026 (a)	200,000	183,273

		299,829

INDIA (15.7%)
Commercial Banks (15.7%)
ICICI Bank Ltd. (INR), 9.15%, 08/06/2024	50,000,000	752,381

MALAYSIA (1.5%)
Diversified Financial Services (1.5%)
Cagamas Bhd, Series IMTN (MYR), 4.05%, 12/20/2018	300,000	73,850

PHILIPPINES (3.9%)
Commercial Services & Supplies (3.9%)
Royal Capital BV (USD), 5 year CMT + 5.930%, 4.88%, 05/05/2024 (a)(b)(c)	200,000	188,805

SOUTH KOREA (2.0%)
Auto Manufacturers (2.0%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	100,000	97,645

THAILAND (6.9%)
Chemicals (1.7%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	80,000	80,672

Commercial Banks (5.2%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	50,000	66,395
Krung Thai Bank PCL (USD), 5 year CMT + 3.535%, 5.20%, 12/26/2024 (a)(c)	179,000	181,051

		247,446

		328,118

Total Corporate Bonds		2,348,299

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

GOVERNMENT BONDS (43.0%)
CHINA (6.1%)
China Government Bond (CNH), 3.40%, 11/30/2020	$2,000,000	$293,037

INDIA (4.8%)
India Government Bond (INR), 8.17%, 12/01/2044	15,800,000	231,565

INDONESIA (15.6%)
Indonesia Government International Bond (USD), 5.25%, 01/08/2047 (a)	200,000	209,395
Indonesia Treasury Bond
Series FR63 (IDR), 5.63%, 05/15/2023	3,200,000,000	203,717
Series FR64 (IDR), 6.13%, 05/15/2028	3,326,000,000	204,703
Series FR75 (IDR), 7.50%, 05/15/2038	2,000,000,000	130,028

		747,843

MALAYSIA (9.8%)
Malaysia Government Bond
Series 0517 (MYR), 3.44%, 02/15/2021	300,000	73,551
Series 0416 (MYR), 3.62%, 11/30/2021	400,000	98,490
Series 0318 (MYR), 4.64%, 11/07/2033	100,000	24,859
Series 0317 (MYR), 4.76%, 04/07/2037	1,010,000	247,774
Series 0216 (MYR), 4.74%, 03/15/2046	100,000	23,890

		468,564

PHILIPPINES (2.1%)
Philippine Government Bond, Series 1063 (PHP), 6.25%, 03/22/2028	5,500,000	101,041

SRI LANKA (4.6%)
Sri Lanka Government Bond
Series A (LKR), 10.75%, 01/15/2019	15,000,000	94,708
(LKR), 10.60%, 09/15/2019	20,000,000	126,827

		221,535

Total Government Bonds		2,063,585

SHORT-TERM INVESTMENT (4.4%)
UNITED STATES (4.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (d)	209,023	209,023

Total Short-Term Investment		209,023

Total Investments (Cost $4,872,821)—96.4%		4,620,907

Other Assets in Excess of Liabilities—3.6%		171,410

Net Assets—100.0%		$4,792,317

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(c)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2018.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

At July 31, 2018, the Fund held the following futures contracts:

Futures Contracts				Number of Contracts Long/(Short)		Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts			Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%-2 year			2	09/28/2018	$423,343	$422,750	$(593)
United States Treasury Note 6%-5 year			5	09/28/2018	565,637	565,625	(12)

							$(605)

SALE CONTRACT (32.4%)
United States Treasury Note 6%-10 year			(13)	09/19/2018	$(1,553,854)	$(1,552,484)	$1,370

							$765

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:
Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
10/29/2018	HSBC Bank USA	CNY	3,419,500	USD	500,000	$501,903	$1,903
Chinese Yuan Renminbi Offshore/United States Dollar
10/29/2018	UBS	CNH	1,739,024	USD	254,958	255,175	217
Hong Kong Dollar/United States Dollar
09/28/2018	UBS	HKD	470,452	USD	60,000	60,015	15
Indian Rupee/United States Dollar
10/22/2018	Citibank	INR	34,942,850	USD	500,000	505,332	5,332
Indonesian Rupiah/United States Dollar
08/31/2018	HSBC Bank plc	IDR	729,100,000	USD	50,001	50,510	509
Malaysian Ringgit/United States Dollar
08/06/2018	HSBC Bank USA	MYR	1,929,000	USD	488,455	474,485	(13,970)
Philippine Peso/United States Dollar
10/30/2018	HSBC Bank USA	PHP	11,812,900	USD	220,000	221,925	1,925
Singapore Dollar/United States Dollar
08/31/2018	UBS	SGD	810,114	USD	604,938	595,408	(9,530)
South Korean Won/United States Dollar
09/21/2018	Citibank	KRW	1,170,750,000	USD	1,050,000	1,052,920	2,920

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

Thai Baht/United States Dollar
09/26/2018	Citibank	THB	6,999,900	USD	209,392	$211,299	$1,907
09/26/2018	UBS	THB	10,600,000	USD	317,080	319,971	2,891

						$4,248,943	$(5,881)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
10/29/2018	UBS	USD	30,000	CNY	203,071	$29,806	$194
United States Dollar/Chinese Yuan Renminbi Offshore
10/29/2018	UBS	USD	361,005	CNH	2,462,361	361,313	(308)
United States Dollar/Hong Kong Dollar
09/28/2018	UBS	USD	536,015	HKD	4,200,000	535,791	224
United States Dollar/Indian Rupee
10/22/2018	Citibank	USD	300,000	INR	20,965,710	303,199	(3,199)
United States Dollar/Malaysian Ringgit
08/06/2018	HSBC Bank USA	USD	489,224	MYR	1,929,000	474,485	14,739
United States Dollar/New Taiwan Dollar
09/28/2018	UBS	USD	400,000	TWD	11,854,000	389,290	10,710
United States Dollar/South Korean Won
09/21/2018	Citibank	USD	140,000	KRW	157,920,000	142,026	(2,026)

						$2,235,910	$20,334

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (24.1%)
BRAZIL (1.5%)
Chemicals (0.7%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	$200,000	$190,750

Engineering & Construction (0.0%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)(c)	200,000	10,000

Oil, Gas & Consumable Fuels (0.8%)
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	190,000	193,420

		394,170

CHILE (1.1%)
Airlines (0.4%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (d)	104,375	99,834

Electric Utilities (0.7%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(d)	191,300	186,940

		286,774

COLOMBIA (0.8%)
Commercial Banks (0.8%)
Bancolombia SA (USD), 4.88%, 10/18/2027 (e)	200,000	196,500

GEORGIA (2.4%)
Energy Equipment & Services (0.8%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021 (a)	200,000	200,005

Transportation (1.6%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	400,000	422,000

		622,005

INDIA (2.8%)
Commercial Banks (0.6%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)	10,000,000	143,124

Electric Utilities (0.5%)
NTPC Ltd. (INR), 7.25%, 05/03/2022 (a)	10,000,000	140,845

Sovereign Agency (1.7%)
National Highways Authority of India (INR), 7.30%, 05/18/2022 (a)	30,000,000	433,490

		717,459

INDONESIA (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	490,000	508,096

KAZAKHSTAN (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(d)	200,000	190,401

KUWAIT (0.8%)
Chemicals (0.8%)
Equate Petrochemical BV (USD), 4.25%, 11/03/2026 (a)	200,000	196,950

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MEXICO (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Petroleos Mexicanos
(USD), 5.98%, 03/11/2022 (e)	$100,000	$106,600
(USD), 6.38%, 01/23/2045	70,000	62,930
(USD), 5.63%, 01/23/2046	240,000	197,400
(USD), 6.75%, 09/21/2047	240,000	222,314

		589,244

MOROCCO (0.9%)
Chemicals (0.9%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	220,730

NIGERIA (0.8%)
Commercial Banks (0.8%)
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	200,000	202,000

PANAMA (0.8%)
Commercial Banks (0.8%)
Global Bank Corp. (USD), 4.50%, 10/20/2021 (a)	200,000	198,500

PERU (0.8%)
Metals & Mining (0.8%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	197,252

RUSSIA (2.3%)
Commercial Banks (0.7%)
Credit Bank of Moscow Via CBOM Finance PLC (USD), 5.55%, 02/14/2023 (a)	200,000	189,425

Diversified Financial Services (0.8%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	200,000	201,601

Diversified Telecommunication Services (0.8%)
VEON Holdings BV (USD), 4.95%, 06/16/2024 (a)	200,000	191,424

		582,450

UKRAINE (0.8%)
Iron/Steel (0.8%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	193,322

UNITED ARAB EMIRATES (2.3%)
Energy Equipment & Services (0.8%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(d)	200,000	193,760

Real Estate (1.5%)
MAF Global Securities Ltd. (USD), 5.50%, 09/07/2022 (a)(f)	400,000	380,448

		574,208

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

VENEZUELA (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(b)(c)(d)	$1,057,234	$229,949
(USD), 6.00%, 11/15/2026 (a)(b)(c)(d)	158,153	34,398

		264,347

Total Corporate Bonds		6,134,408

GOVERNMENT BONDS (70.1%)
ARGENTINA (6.1%)
Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate (ARS), 40.00%, 06/21/2020 (e)	9,580,000	349,933
Argentine Bonos del Tesoro (ARS), 18.20%, 10/03/2021	1,050,000	31,304
Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022	128,000	121,793
(USD), 7.50%, 04/22/2026	790,000	752,475
(EUR), 7.82%, 12/31/2033 (d)	86,695	101,883
(USD), 8.28%, 12/31/2033 (d)	165,440	158,203
(USD), 0.00%, 12/15/2035 (e)	600,000	29,400

		1,544,991

ARMENIA (0.8%)
Republic of Armenia International Bond (USD), 7.15%, 03/26/2025 (a)	200,000	216,300

BAHRAIN (0.8%)
Bahrain Government International Bond (USD), 7.00%, 10/12/2028 (a)	210,000	195,825

BELARUS (0.8%)
Republic of Belarus International Bond (USD), 7.63%, 06/29/2027 (a)	200,000	214,820

BRAZIL (5.5%)
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2023	3,180,000	841,578
Brazil Notas do Tesouro Nacional Series F, Series F (BRL), 10.00%, 01/01/2025	2,150,000	553,818

		1,395,396

CROATIA (0.4%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	100,000	105,494

DOMINICAN REPUBLIC (3.9%)
Dominican Republic International Bond
(USD), 5.88%, 04/18/2024 (a)(d)	200,000	205,606
(USD), 6.88%, 01/29/2026 (a)	290,000	310,419
(USD), 7.45%, 04/30/2044 (a)	100,000	108,250
(USD), 6.85%, 01/27/2045 (a)	360,000	366,581

		990,856

ECUADOR (3.4%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	454,230
(USD), 8.75%, 06/02/2023 (a)	200,000	199,500
(USD), 8.88%, 10/23/2027 (a)	220,000	212,300

		866,030

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

EGYPT (3.6%)
Egypt Government International Bond
(USD), 6.13%, 01/31/2022 (a)	$200,000	$202,761
(EUR), 5.63%, 04/16/2030 (a)	230,000	258,861
(USD), 8.50%, 01/31/2047 (a)	200,000	210,449
(USD), 7.90%, 02/21/2048 (a)	250,000	248,116

		920,187

EL SALVADOR (1.6%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	419,000	400,325
(USD), 6.38%, 01/18/2027 (a)	16,000	15,440

		415,765

GHANA (1.8%)
Ghana Government International Bond
(USD), 10.75%, 10/14/2030 (a)(d)	200,000	258,662
(USD), 8.63%, 06/16/2049 (a)(d)	200,000	207,318

		465,980

HONDURAS (1.2%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)(d)	290,000	314,403

INDONESIA (3.5%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	410,000	444,165
Indonesia Treasury Bond, Series FR63 (IDR), 5.63%, 05/15/2023	4,000,000,000	255,201
Perusahaan Penerbit SBSN Indonesia III (USD), 3.40%, 03/29/2022 (a)	200,000	196,500

		895,866

IVORY COAST (0.9%)
Ivory Coast Government International Bond (EUR), 5.25%, 03/22/2030 (a)(d)	200,000	227,337

KENYA (1.8%)
Kenya Government International Bond
(USD), 6.88%, 06/24/2024 (a)	240,000	244,515
(USD), 7.25%, 02/28/2028 (a)	200,000	202,250

		446,765

LEBANON (2.1%)
Lebanon Government International Bond
(USD), 6.10%, 10/04/2022 (a)	195,000	173,215
(USD), 6.85%, 03/23/2027 (a)	250,000	210,675
(USD), 6.75%, 11/29/2027 (a)	178,000	147,473

		531,363

MALAYSIA (1.5%)
Malaysia Government Bond
Series 0411 (MYR), 4.23%, 06/30/2031	506,000	120,620
Series 0413 (MYR), 3.84%, 04/15/2033	560,000	127,271
Series 0318 (MYR), 4.64%, 11/07/2033	510,000	126,782

		374,673

MEXICO (1.5%)
Mexico Government International Bond (USD), 6.05%, 01/11/2040	340,000	374,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MOROCCO (0.8%)
Morocco Government International Bond (USD), 4.25%, 12/11/2022 (a)	$200,000	$202,800

NAMIBIA (0.8%)
Namibia International Bonds (USD), 5.25%, 10/29/2025 (a)	200,000	193,080

NIGERIA (1.6%)
Nigeria Government International Bond
(USD), 7.88%, 02/16/2032 (a)	200,000	206,260
(USD), 7.63%, 11/28/2047 (a)	220,000	211,963

		418,223

OMAN (0.9%)
Oman Government International Bond (USD), 6.75%, 01/17/2048 (a)	240,000	228,588

PARAGUAY (0.9%)
Republic of Paraguay (USD), 6.10%, 08/11/2044 (a)	200,000	217,000

PERU (1.3%)
Peru Government Bond (PEN), 6.15%, 08/12/2032 (a)	360,000	114,078
Peruvian Government International Bond (PEN), 6.95%, 08/12/2031 (a)	630,000	213,253

		327,331

QATAR (0.8%)
Qatar Government International Bond (USD), 5.10%, 04/23/2048 (a)	200,000	204,256

RUSSIA (3.6%)
Russian Federal Bond - OFZ
Series 6205 (RUB), 7.60%, 04/14/2021	7,800,000	125,961
Series 6218 (RUB), 8.50%, 09/17/2031	11,600,000	198,026
Russian Foreign Bond - Eurobond (USD), 5.25%, 06/23/2047 (a)	600,000	595,500

		919,487

RWANDA (1.0%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	255,749

SAUDI ARABIA (0.8%)
Saudi Government International Bond (USD), 5.00%, 04/17/2049 (a)	210,000	207,081

SENEGAL (1.2%)
Senegal Government International Bond
(USD), 6.25%, 07/30/2024 (a)	200,000	202,760
(EUR), 4.75%, 03/13/2028 (a)(d)	100,000	114,168

		316,928

SOUTH AFRICA (2.6%)
Republic of South Africa Government Bond, Series 2023 (ZAR), 7.75%, 02/28/2023	3,250,000	243,982
Republic of South Africa Government International Bond (USD), 5.88%, 05/30/2022	390,000	412,881

		656,863

SRI LANKA (0.4%)
Sri Lanka Government International Bond (USD), 6.25%, 10/04/2020 (a)	100,000	102,013

TANZANIA (0.4%)
Tanzania Government International Bond (USD), 6M USD LIBOR + 6.000%, 8.24%, 03/09/2020 (a)(d)(e)	88,889	90,577

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

TURKEY (3.5%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	$420,000	$427,127
(USD), 4.88%, 10/09/2026	550,000	472,128

		899,255

UKRAINE (4.0%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2021 (a)	200,000	204,052
(USD), 7.75%, 09/01/2024 (a)	710,000	705,317
(USD), 0.00%, 05/31/2040 (a)(e)	165,000	103,521

		1,012,890

URUGUAY (1.5%)
Uruguay Government International Bond
(UYU), 9.88%, 06/20/2022 (a)	5,870,000	190,667
(USD), 5.10%, 06/18/2050 (d)	200,000	202,210

		392,877

VENEZUELA (0.2%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(b)	165,000	43,511

VIETNAM (1.2%)
Vietnam Government International Bond
(USD), 6.75%, 01/29/2020 (a)	110,000	114,399
(USD), 4.80%, 11/19/2024 (a)	200,000	202,275

		316,674

ZAMBIA (1.4%)
Zambia Government International Bond
(USD), 8.50%, 04/14/2024 (a)	200,000	180,282
(USD), 8.97%, 07/30/2027 (a)(d)	200,000	179,702

		359,984

Total Government Bonds		17,861,218

GOVERNMENT AGENCIES (0.9%)
TUNISIA (0.9%)
Banque Centrale de Tunisie International Bond (USD), 5.75%, 01/30/2025 (a)	260,000	236,990

Total Government Agencies		236,990

SHORT-TERM INVESTMENT (6.2%)
UNITED STATES (6.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (g)	1,579,623	1,579,623

Total Short-Term Investment		1,579,623

Total Investments (Cost $27,286,694)—101.3%		25,812,239

Liabilities in Excess of Other Assets—(1.3)%		(337,194)

Net Assets—100.0%		$25,475,045

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Illiquid security.
(d)	Sinkable security.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(e)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(f)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro Currency
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLC	Public Limited Company
RUB	New Russian Ruble
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
South African Rand/United States Dollar
10/11/2018	UBS	ZAR	3,159,000	USD	227,261	$237,777	$10,516
Turkish Lira/United States Dollar
10/11/2018	Morgan Stanley & Co.	TRY	1,158,000	USD	237,807	228,076	(9,731)

						$465,853	$785

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/24/2018	Deutsche Bank	USD	1,317,397	BRL	4,992,000	$1,326,987	$(9,590)
United States Dollar/Euro
10/11/2018	UBS	USD	688,228	EUR	585,000	687,638	590
United States Dollar/Hungarian Forint
10/11/2018	Barclays Bank plc	USD	218,958	HUF	61,142,000	223,953	(4,995)
United States Dollar/Indian Rupee
08/24/2018	Citibank	USD	249,847	INR	17,152,000	249,848	(1)
United States Dollar/Turkish Lira
10/11/2018	UBS	USD	231,925	TRY	1,158,000	228,076	3,849

						$2,716,502	$(10,147)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
UNITED STATES (2.0%)
JP Morgan Mortgage Trust 2018-6, Series 2018-6, Class 1A3 (USD), 3.50%, 12/25/2048 (a)(b)	$89,572	$88,180
Sequoia Mortgage Trust, Series 2018-6, Class A4 (USD), 4.00%, 07/25/2048 (a)(b)	97,804	98,178
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	138,000	111,691

		298,049

Total Commercial Mortgage-Backed Securities		298,049

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.1%)
UNITED STATES (0.1%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 3.94%, 12/26/2037 (a)(b)	7,869	7,856
JP Morgan Resecuritization Trust, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	1,396	1,394

		9,250

Total Residential Mortgage-Backed Securities		9,250

CORPORATE BONDS (81.0%)
ARGENTINA (0.2%)
Media (0.2%)
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	30,000	29,871

AUSTRALIA (0.9%)
Metals & Mining (0.9%)
BHP Billiton Finance Ltd. (EUR), 5 year EUR Swap + 4.363%, 4.75%, 04/22/2076 (a)(b)	100,000	128,439

BRAZIL (1.3%)
Food Products (1.3%)
Marfrig Holdings Europe BV (USD), 6.88%, 06/24/2019 (a)	200,000	203,000

CANADA (2.3%)
Auto Manufacturers (0.5%)
General Motors Financial of Canada Ltd. (CAD), 3.00%, 02/26/2021	100,000	76,452

Metals & Mining (0.9%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020 (a)	100,000	143,612

Oil, Gas & Consumable Fuels (0.9%)
Cenovus Energy, Inc. (USD), 3.00%, 08/15/2022	137,000	130,710

		350,774

CHINA (1.4%)
Real Estate (1.4%)
Shimao Property Holdings Ltd. (USD), 8.38%, 02/10/2022 (a)	200,000	210,013

FRANCE (5.1%)
Auto Manufacturers (1.1%)
RCI Banque SA

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

(EUR), 0.75%, 09/26/2022 (a)	$30,000	$35,141
(GBP), 1.88%, 11/08/2022 (a)	100,000	130,828

		165,969

Commercial Banks (1.7%)
Credit Agricole SA (GBP), 3M GBP LIBOR + 6.146%, 8.13%, 10/26/2019 (a)(b)(c)	50,000	69,732
Societe Generale SA (EUR), 3 mo. Euribor + 8.901%, 9.38%, 09/04/2019 (a)(b)(c)	150,000	191,715

		261,447

Insurance (1.5%)
AXA SA (GBP), 3M GBP LIBOR + 2.370%, 6.77%, 10/16/2019 (b)(c)	50,000	69,174
CNP Assurances (GBP), 12M GBP LIBOR + 4.482%, 7.38%, 09/30/2041 (a)(b)	100,000	147,733

		216,907

Oil, Gas & Consumable Fuels (0.8%)
TOTAL SA (EUR), 5 year EUR Swap + 1.861%, 2.25%, 02/26/2021 (a)(b)(c)	100,000	120,443

		764,766

GERMANY (3.7%)
Auto Manufacturers (0.9%)
Volkswagen International Finance NV (EUR), 5 year EUR Swap + 2.700%, 3.88%, 09/04/2018 (a)(b)(c)	110,000	129,034

Commercial Banks (0.8%)
Deutsche Bank AG (GBP), 1.75%, 12/16/2021 (a)	100,000	128,108

Diversified Telecommunication Services (1.1%)
Deutsche Telekom International Finance BV (USD), 2.82%, 01/19/2022 (a)	170,000	165,001

Media (0.8%)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (EUR), 4.00%, 01/15/2025 (a)	100,000	122,507

Pharmaceutical (0.1%)
Bayer AG (EUR), 5 year EUR Swap + 2.176%, 3.00%, 07/01/2075 (a)(b)	14,000	16,903

		561,553

HONG KONG (1.2%)
Chemicals (1.2%)
CNAC HK Finbridge Co. Ltd. (EUR), 1.75%, 06/14/2022 (a)	150,000	175,406

ICELAND (0.8%)
Commercial Banks (0.8%)
Arion Banki HF (EUR), 1.00%, 03/20/2023 (a)	100,000	114,924

INDIA (1.3%)
Sovereign Agency (1.3%)
Export-Import Bank of India (USD), 2.75%, 04/01/2020 (a)	200,000	196,240

ITALY (3.0%)
Commercial Banks (2.1%)
Intesa Sanpaolo SpA
(EUR), 3 mo. Euribor + 6.871%, 8.38%, 10/14/2019 (a)(b)(c)	50,000	62,050
(USD), 6.50%, 02/24/2021 (a)	120,000	124,822
UniCredit SpA (EUR), 5 year EUR Swap + 4.316%, 4.38%, 01/03/2027 (a)(b)	100,000	121,487

		308,359

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Diversified Telecommunication Services (0.9%)
Telecom Italia SpA (GBP), 6.38%, 06/24/2019	$100,000	$136,253

		444,612

LUXEMBOURG (2.9%)
Media (1.3%)
Altice Luxembourg SA (USD), 7.75%, 05/15/2022 (a)	200,000	199,000

Real Estate Investment Trust (REIT) Funds (1.6%)
SELP Finance Sarl (EUR), 1.25%, 10/25/2023 (a)	200,000	232,841

		431,841

MEXICO (1.7%)
Diversified Telecommunication Services (0.8%)
America Movil SAB de CV, Series A (EUR), 5 year EUR Swap + 3.850%, 5.13%, 09/06/2073 (a)(b)	100,000	117,418

Oil, Gas & Consumable Fuels (0.9%)
Petroleos Mexicanos (EUR), 2.50%, 08/21/2021 (a)	110,000	132,487

		249,905

NETHERLANDS (6.4%)
Auto Manufacturers (0.4%)
Volkswagen International Finance (EUR), 10 year EUR Swap + 3.350%, 5.13%, 09/04/2023 (a)(b)(c)	40,000	51,805

Commercial Banks (2.9%)
Cooperatieve Rabobank UA
(USD), 3M USD LIBOR + 10.868%, 11.00%, 06/30/2019 (a)(b)(c)	140,000	149,520
(AUD), 4.25%, 10/13/2021 (a)	100,000	77,221
ING Groep NV (USD), 3M USD LIBOR + 1.150%, 3.48%, 03/29/2022 (b)	200,000	203,547

		430,288

Diversified Telecommunication Services (1.5%)
Koninklijke KPN NV (EUR), 5 year EUR Swap + 5.202%, 6.13%, 09/14/2018 (a)(b)(c)	100,000	117,754
Telefonica Europe BV, Series NC5 (EUR), 3.00%, 12/04/2023 (a)(b)(c)	100,000	113,719

		231,473

Iron/Steel (0.8%)
ArcelorMittal (EUR), 3.13%, 01/14/2022 (a)	100,000	125,446

Real Estate (0.8%)
Vonovia Finance BV (EUR), 5 year EUR Swap + 3.390%, 4.00%, 12/17/2021 (a)(b)(c)	100,000	125,056

		964,068

SRI LANKA (1.3%)
Commercial Banks (1.3%)
National Savings Bank (USD), 8.88%, 09/18/2018 (a)	200,000	200,480

SWEDEN (2.2%)
Auto Manufacturers (0.8%)
Volvo Treasury AB (EUR), 5 year EUR Swap + 3.797%, 4.20%, 06/10/2075 (a)(b)	100,000	124,243

Commercial Banks (1.4%)
Nordea Bank AB (USD), 5 year USD ICE Swap + 3.563%, 5.50%, 09/23/2019 (a)(b)(c)	200,000	200,250

		324,493

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SWITZERLAND (1.9%)
Commercial Banks (1.4%)
UBS Group Funding Switzerland AG (USD), 5 year USD Swap + 5.464%, 7.13%, 02/19/2020 (a)(b)(c)	$200,000	$207,500

Insurance (0.5%)
Zurich Finance UK PLC (GBP), 5 year UK Government Bond + 2.850%, 6.63%, 10/02/2022 (b)(c)	57,000	84,586

		292,086

UNITED KINGDOM (10.0%)
Commercial Banks (5.6%)
Barclays PLC (EUR), 5 year EUR Swap + 2.450%, 2.63%, 11/11/2025 (a)(b)	100,000	118,753
CYBG PLC (GBP), 5.00%, 02/09/2026 (a)	100,000	134,977
HBOS Capital Funding LP (GBP), 5 year UK Government Bond + 2.850%, 6.46%, 11/30/2018 (a)(b)(c)	50,000	66,442
HSBC Holdings PLC
(USD), 3M USD LIBOR + 1.055%, 3.26%, 03/13/2023 (b)	200,000	196,598
(GBP), 2.18%, 06/27/2023 (b)	100,000	130,902
National Westminster Bank PLC (GBP), 6.50%, 09/07/2021	80,000	118,278
Royal Bank of Scotland Group PLC (USD), 6.10%, 06/10/2023	70,000	74,097

		840,047

Diversified Telecommunication Services (0.4%)
Vodafone Group PLC (USD), 2.50%, 09/26/2022	63,000	60,370

Electric Utilities (0.9%)
SSE PLC (GBP), 5 year GBP Swap + 2.342%, 3.88%, 09/10/2020 (a)(b)(c)	100,000	133,697

Food Products (0.9%)
Tesco PLC (GBP), 5.50%, 12/13/2019	100,000	138,183

Insurance (2.2%)
Aviva PLC (GBP), 5 year UK Government Bond + 2.970%, 6.88%, 11/21/2019 (b)(c)	40,000	55,207
Friends Life Holdings PLC (USD), 6 year USD Swap + 6.828%, 7.88%, 11/08/2018 (a)(b)(c)	200,000	201,824
Legal & General Group PLC (GBP), 5 year UK Government Bond + 9.325%, 10.00%, 07/23/2041 (a)(b)	50,000	79,705

		336,736

		1,509,033

UNITED STATES (33.4%)
Auto Manufacturers (2.4%)
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	209,320
General Motors Financial Co., Inc., 3M USD LIBOR + 0.540% (USD), 2.90%, 11/06/2020 (b)	154,000	153,809

		363,129

Beverages (0.2%)
Keurig Dr Pepper, Inc. (USD), 4.06%, 05/25/2023 (a)	25,000	25,131

COMMERCIAL BANKS (5.0%)
Bank of America Corp. (USD), 3M USD LIBOR + 1.180%, 3.53%, 10/21/2022 (b)	120,000	121,920
Citigroup, Inc., Series MPLE (CAD), 3.39%, 11/18/2021	100,000	77,609
JPMorgan Chase & Co.

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Series V (USD), 3M USD LIBOR + 3.320%, 5.00%, 07/01/2019 (b)(c)	$120,000	$121,140
(USD), 3M USD LIBOR + 0.935%, 2.78%, 04/25/2023 (b)	160,000	155,100
Morgan Stanley
(USD), 3M USD LIBOR + 1.400%, 3.74%, 10/24/2023 (b)	150,000	153,954
(EUR), 1.34%, 10/23/2026 (b)	100,000	114,957

		744,680

Computers & Peripherals (0.9%)
Dell International LLC / EMC Corp. (USD), 3.48%, 06/01/2019 (a)	130,000	130,425

Diversified Telecommunication Services (2.5%)
AT&T, Inc.
(USD), 3.20%, 03/01/2022	100,000	98,528
(EUR), 0.53%, 09/05/2023 (a)(b)	100,000	119,486
Verizon Communications, Inc. (USD), 3M USD LIBOR + 1.000%, 3.33%, 03/16/2022 (b)	159,000	161,987

		380,001

Electric Utilities (2.3%)
Dominion Energy, Inc. (USD), 2.96%, 07/01/2019 (d)	155,000	155,087
Exelon Corp. (USD), 3.50%, 06/01/2022	69,000	68,283
Mississippi Power Co. (USD), 2.99%, 03/27/2020 (b)	89,000	89,017
Sempra Energy (USD), 2.40%, 02/01/2020	41,000	40,511

		352,898

Energy Equipment & Services (4.3%)
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	52,015
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	152,000	152,120
MPLX LP
(USD), 3.38%, 03/15/2023	100,000	97,934
(USD), 4.50%, 07/15/2023	55,000	56,239
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	150,000	147,469
Sabine Pass Liquefaction LLC
(USD), 5.75%, 05/15/2024	100,000	107,845
(USD), 5.63%, 03/01/2025	25,000	26,801

		640,423

Food Products (0.9%)
Kraft Heinz Foods Co. (USD), 2.92%, 02/10/2021 (b)	140,000	140,210

Healthcare Providers & Services (0.8%)
Centene Corp. (USD), 5.63%, 02/15/2021	70,000	71,531
HCA, Inc. (USD), 5.25%, 04/15/2025	50,000	51,094

		122,625

Home Builders (0.2%)
Lennar Corp. (USD), 4.75%, 04/01/2021	30,000	30,300

Insurance (0.5%)
American International Group, Inc. (USD), 4.13%, 02/15/2024	50,000	50,419
AXA Equitable Holdings, Inc. (USD), 3.90%, 04/20/2023 (a)	24,000	23,856

		74,275

Internet (1.2%)
eBay, Inc. (USD), 3M USD LIBOR + 0.870%, 3.21%, 01/30/2023 (b)	180,000	182,311

Media (1.6%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.13%, 02/15/2023	90,000	89,550
Walt Disney Co. (The)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Series MPLE (CAD), 2.76%, 10/07/2024	$170,000	$127,249
(USD), 7.55%, 07/15/2093	25,000	30,057

		246,856

Oil & Gas Services (0.6%)
Halliburton Co. (USD), 3.50%, 08/01/2023	98,000	97,673

Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp. (USD), 4.85%, 03/15/2021	50,000	51,498
Continental Resources, Inc.
(USD), 5.00%, 09/15/2022	60,000	60,885
(USD), 4.50%, 04/15/2023	30,000	30,523

		142,906

Packaging & Containers (0.2%)
Ball Corp. (USD), 5.00%, 03/15/2022	28,000	28,770

Pharmaceutical (5.3%)
Allergan Finance LLC (USD), 3.25%, 10/01/2022	65,000	63,389
Bayer US Finance II LLC (USD), 3.88%, 12/15/2023 (a)	200,000	200,540
CVS Health Corp.
(USD), 3.05%, 03/09/2021 (b)	128,000	128,863
(USD), 3.50%, 07/20/2022	43,000	42,750
Express Scripts Holding Co.
(USD), 2.25%, 06/15/2019	70,000	69,616
(USD), 3.07%, 11/30/2020 (b)	150,000	150,075
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	138,111

		793,344

Real Estate Investment Trust (REIT) Funds (0.7%)
Crown Castle International Corp. (USD), 2.25%, 09/01/2021	47,000	45,037
Welltower, Inc. (USD), 3.75%, 03/15/2023	65,000	64,254

		109,291

Retail (1.1%)
Dollar Tree, Inc. (USD), 3.70%, 05/15/2023	48,000	47,654
Walmart, Inc. (USD), 3.40%, 06/26/2023	115,000	115,573

		163,227

Semiconductors (0.7%)
Texas Instruments, Inc. (USD), 2.63%, 05/15/2024	106,000	101,956

Transportation (1.0%)
Penske Truck Leasing Co. LP / PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	150,000	147,709

		5,018,140

Total Corporate Bonds		12,169,644

GOVERNMENT BONDS (1.3%)
SWEDEN (1.3%)
Svensk Exportkredit AB (USD), 5 year USD Swap + 1.450%, 2.88%, 11/14/2023 (a)(b)	200,000	199,446

Total Government Bonds		199,446

GOVERNMENT AGENCIES (1.4%)
INDONESIA (1.4%)
Pertamina Persero PT (USD), 5.25%, 05/23/2021 (a)	200,000	206,519

Total Government Agencies		206,519

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SHORT-TERM INVESTMENT (13.0%)
UNITED STATES (13.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (e)	$1,954,229	$1,954,229

Total Short-Term Investment		1,954,229

Total Investments (Cost $14,901,084)—98.8%		14,837,137

Other Assets in Excess of Liabilities—1.2%		173,218

Net Assets—100.0%		$15,010,355

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(c)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollar
PLC	Public Limited Company
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)		Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
Australian 3 Year Bond	UBS	10	09/17/2018	$824,156	$826,538	$2,382
United States Treasury Note 6%-2 year	UBS	34	09/28/2018	7,197,874	7,186,750	(11,124)
United States Treasury Note 6%-Ultra Long	UBS	2	09/19/2018	257,049	254,219	(2,830)

						$(11,572)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SHORT CONTRACT POSITIONS
Australian 10 Year Bond	UBS	(3)	09/17/2018	$(284,208)	$(287,987)	$(3,779)
Australian 3 Year Bond	UBS	(2)	09/17/2018	(165,216)	(165,308)	(92)
Canadian Government Bond-10 year	UBS	(1)	09/19/2018	(102,053)	(103,601)	(1,548)
Euro Bobl Futures	UBS	(7)	09/06/2018	(1,076,469)	(1,077,287)	(818)
Euro BTP Futures	UBS	(4)	09/06/2018	(600,269)	(595,433)	4,836
Euro Bund Futures	UBS	(2)	09/06/2018	(379,242)	(377,887)	1,355
Euro OAT Futures	UBS	(4)	09/06/2018	(716,525)	(719,057)	(2,532)
Euro Schatz Futures	UBS	(2)	09/06/2018	(261,907)	(261,712)	195
Japan Government 10 Year Bond Mini Futures	UBS	(4)	09/11/2018	(539,069)	(538,568)	501
Long Gilt Futures	UBS	(3)	09/26/2018	(477,120)	(483,071)	(5,951)
United States Treasury Note 6%-Long Bond	UBS	(1)	09/19/2018	(142,178)	(142,969)	(791)
United States Treasury Note 6%—10 year	UBS	(14)	09/19/2018	(1,670,123)	(1,671,906)	(1,783)
United States Treasury Note 6%—5 year	UBS	(48)	09/28/2018	(5,436,784)	(5,430,000)	6,784

						$(3,623)

						$(15,195)

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/24/2018	Morgan Stanley	AUD	17,000	USD	12,748	$12,631	$(117)
10/11/2018	UBS	AUD	80,000	USD	59,283	59,451	168
British Pound/United States Dollar
08/24/2018	Citibank	GBP	95,000	USD	129,079	124,797	(4,282)
08/24/2018	Deutsche Bank	GBP	5,000	USD	6,714	6,568	(146)
08/24/2018	Royal Bank of Canada	GBP	16,000	USD	21,335	21,018	(317)
10/11/2018	UBS	GBP	21,000	USD	27,826	27,645	(181)
Canadian Dollar/United States Dollar
08/24/2018	Barclays Bank	CAD	10,000	USD	7,726	7,690	(36)
08/24/2018	Deutsche Bank	CAD	248,000	USD	192,449	190,722	(1,727)
08/24/2018	Royal Bank of Canada	CAD	30,400	USD	23,189	23,379	190
Chinese Renminbi/United States Dollar
08/24/2018	Deutsche Bank	CNY	736,000	USD	107,893	108,238	345
Euro/United States Dollar
08/24/2018	Citibank	EUR	12,000	USD	13,977	14,054	77
08/24/2018	Deutsche Bank	EUR	128,000	USD	151,094	149,913	(1,181)
08/24/2018	Morgan Stanley	EUR	158,000	USD	185,004	185,048	44
08/24/2018	Royal Bank of Canada	EUR	24,000	USD	28,246	28,109	(137)
10/11/2018	UBS	EUR	20,000	USD	23,480	23,509	29
Japanese Yen/United States Dollar
08/24/2018	Barclays Bank	JPY	4,170,000	USD	38,144	37,347	(797)
08/24/2018	Deutsche Bank	JPY	20,160,000	USD	184,640	180,556	(4,084)
New Zealand Dollar/United States Dollar
08/24/2018	Barclays Bank	NZD	22,000	USD	15,173	14,994	(179)
08/24/2018	Morgan Stanley	NZD	508,000	USD	350,500	346,236	(4,264)
08/24/2018	Royal Bank of Canada	NZD	25,000	USD	17,453	17,039	(414)
Polish Zloty/United States Dollar
08/24/2018	Deutsche Bank	PLN	421,000	USD	113,347	115,232	1,885
08/24/2018	Morgan Stanley	PLN	28,000	USD	7,625	7,664	39

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

South African Rand/United States Dollar
08/24/2018	Barclays Bank	ZAR	1,942,000	USD	143,462	$147,074	$3,612
South Korean Won/United States Dollar
08/24/2018	Citibank	KRW	201,929,000	USD	187,145	181,219	(5,926)
Swedish Krona/United States Dollar
08/24/2018	Barclays Bank	SEK	267,000	USD	30,038	30,416	378
08/24/2018	UBS	SEK	3,782,000	USD	440,216	430,841	(9,375)

						$2,491,390	$(26,396)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/24/2018	Barclays Bank	USD	44,901	AUD	61,000	$45,325	$(424)
08/24/2018	JPMorgan Chase	USD	8,364	AUD	11,000	8,173	191
08/24/2018	Royal Bank of Canada	USD	34,765	AUD	46,000	34,179	586
10/11/2018	JPMorgan Chase	USD	138,383	AUD	189,000	140,453	(2,070)
United States Dollar/Brazilian Real
08/24/2018	Citibank	USD	151,599	BRL	571,000	151,785	(186)
United States Dollar/British Pound
08/24/2018	Deutsche Bank	USD	14,759	GBP	11,000	14,450	309
10/11/2018	Deutsche Bank	USD	1,847,485	GBP	1,402,000	1,845,647	1,838
10/11/2018	Royal Bank of Canada	USD	17,282	GBP	13,000	17,114	168
United States Dollar/Canadian Dollar
08/24/2018	Barclays Bank	USD	165,690	CAD	216,000	166,112	(422)
08/24/2018	Citibank	USD	29,780	CAD	39,000	29,993	(213)
08/24/2018	JPMorgan Chase	USD	7,690	CAD	10,000	7,690	—
08/24/2018	Royal Bank of Canada	USD	170,987	CAD	219,000	168,420	2,567
10/11/2018	JPMorgan Chase	USD	203,882	CAD	269,000	207,044	(3,162)
United States Dollar/Chinese Yuan Renminbi
08/24/2018	Barclays Bank	USD	22,433	CNY	146,000	21,471	962
08/24/2018	Citibank	USD	92,415	CNY	590,000	86,766	5,649
United States Dollar/Euro
08/24/2018	Barclays Bank	USD	73,850	EUR	63,000	73,785	65
08/24/2018	Deutsche Bank	USD	438,627	EUR	373,000	436,855	1,772
08/24/2018	JPMorgan Chase	USD	22,328	EUR	19,000	22,253	75
08/24/2018	Morgan Stanley	USD	918,355	EUR	767,000	898,305	20,050
08/24/2018	Royal Bank of Canada	USD	98,409	EUR	84,000	98,380	29
08/24/2018	UBS	USD	8,123	EUR	7,000	8,198	(75)
10/11/2018	Barclays Bank	USD	55,447	EUR	47,000	55,246	201
10/11/2018	JPMorgan Chase	USD	2,441,505	EUR	2,090,000	2,456,688	(15,183)
10/11/2018	Royal Bank of Canada	USD	134,248	EUR	114,000	134,001	247
10/11/2018	UBS	USD	200,080	EUR	171,000	201,002	(922)
United States Dollar/Israeli Shekel
08/24/2018	Royal Bank ofCanada	USD	186,025	ILS	666,000	181,618	4,407
United States Dollar/Japanese Yen
08/24/2018	UBS	USD	206,770	JPY	22,582,000	202,248	4,522
United States Dollar/Polish Zloty
08/24/2018	Barclays Bank	USD	37,488	PLN	140,000	38,320	(832)
08/24/2018	Citibank	USD	175,035	PLN	630,000	172,438	2,597
08/24/2018	UBS	USD	6,112	PLN	23,000	6,295	(183)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

United States Dollar/South African Rand
08/24/2018	Deutsche Bank	USD	60,491	ZAR	777,000	$58,845	$1,646
08/24/2018	JPMorgan Chase	USD	62,205	ZAR	793,000	60,057	2,148
08/24/2018	Royal Bank of Canada	USD	28,121	ZAR	372,000	28,173	(52)
United States Dollar/South Korean Won
08/24/2018	Citibank	USD	187,388	KRW	201,929,000	181,219	6,169
United States Dollar/Swedish Krona
08/24/2018	Citibank	USD	15,122	SEK	132,000	15,037	85

						$8,273,585	$32,559

At July 31, 2018, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/Japanese Yen
08/24/2018	Morgan Stanley	AUD	305,000	JPY	24,600,747	$224,709	$231,004	$6,295
08/24/2018	Deutsche Bank	AUD	204,000	JPY	16,512,943	150,950	154,635	3,685
British Pound/Euro
08/24/2018	Deutsche Bank	GBP	113,803	EUR	129,000	150,596	149,010	(1,586)
Crech Koruna/Polish Zloty
08/24/2018	Morgan Stanley	CZK	6,722,128	PLN	1,120,000	304,076	305,225	1,149
Euro / Swedish Krona
08/24/2018	Morgan Stanley	EUR	212,364	SEK	2,193,000	245,578	244,474	(1,104)
Euro/British Pound
08/24/2018	UBS	EUR	129,000	GBP	114,578	151,697	152,265	568
Euro/New Zealand Dollar
08/24/2018	JPMorgan Chase	EUR	159,000	NZD	270,304	185,307	187,296	1,989
Israeli Shekel/Swedish Krona
08/24/2018	Deutsche Bank	ILS	672,000	SEK	1,669,315	186,900	179,988	(6,912)
Japanese Yen/Australian Dollar
08/24/2018	Deutsche Bank	JPY	23,004,406	AUD	277,000	209,483	209,696	213
08/24/2018	Citibank	JPY	20,239,915	AUD	245,000	184,066	183,296	(770)
Japanese Yen/Euro
08/24/2018	Deutsche Bank	JPY	24,960,331	EUR	194,000	225,804	222,141	(3,663)
Japanese Yen/Polish Zloty
08/24/2018	UBS	JPY	2,030,000	PLN	69,316	18,642	17,850	(792)
08/24/2018	Royal Bank of Canada	JPY	2,490,000	PLN	85,529	22,866	21,757	(1,109)
New Zealand Dollar/Australian Dollar
08/24/2018	JPMorgan Chase	NZD	447,859	AUD	409,000	302,842	304,190	1,348
New Zealand Dollar/Canadian Dollar
08/24/2018	Royal Bank of Canada	NZD	35,421	CAD	32,000	24,721	24,253	(468)
Swedish Krona/Polish Zloty
08/24/2018	JPMorgan Chase	SEK	1,842,344	PLN	770,000	212,440	211,560	(880)
Swiss Franc/Canadian Dollar
08/24/2018	UBS	CHF	$296,350	CAD	390,000	298,274	$298,169	$(105)

							$3,096,809	$(2,142)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At July 31, 2018, the Fund held the following over-the-counter credit default swaps:

Expiration Date	Notional Amount	Counterparty/Reference Entity	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Buy Protection:
06/20/2022	400,000	Barclays Bank/Vodafone Group PLC, 5%, 6/4/18	Equal to 1.00%	$(2,673)	$(7,434)	$(10,107)

Sell Protection:
06/20/2022	200,000	Barclays Bank/Virgin Media Finance PLC, 7%, 4/15/23	Equal to 5.00%	$30,823	$992	$31,815

At July 31, 2018, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Premiums Paid (Received)	Unrealized Depreciation	Value
Buy Protection:
12/20/2021	180,000	iTRAXX-Crossover 5-year	Equal to 5.00%	—%	$(16,011)	$(6,657)	$(22,668)
12/20/2021	900,000	iTRAXX-Crossover 5-year	Equal to 5.00%	—%	(92,775)	(20,565)	(113,340)
12/20/2021	780,000	iTRAXX-Europe 5-year	Equal to 1.00%	—%	(12,190)	(9,137)	(21,327)
12/20/2021	400,000	iTRAXX-Europe 5-year	Equal to 1.00%	—%	(5,356)	(5,581)	(10,937)
12/20/2021	600,000	iTRAXX-FinSen 5-year	Equal to 1.00%	—%	(1,603)	(12,621)	(14,224)
12/20/2021	207,900	Markit CDX 5-year	Equal to 5.00%	—%	(6,351)	(10,870)	(17,221)
12/20/2021	2,420,000	Markit CDX 5-year	Equal to 1.00%	—%	(24,515)	(25,854)	(50,369)

					$(158,801)	$(91,285)	$(250,086)

*

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At July 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
CAD	$1,960,000	01/03/2020	Receive	3-month BA CDOR	2.27%	$(676)	$3,240	$2,564
CAD	1,950,000	01/03/2020	Receive	3-month BA CDOR	2.27%	(673)	3,224	2,551
USD	670,000	07/02/2023	Receive	3-month LIBOR BBA	2.74%	—	6,915	6,915
GBP	910,000	08/01/2023	Receive	6-month LIBOR BBA	1.38%	—	198	198
USD	810,000	09/19/2023	Receive	3-month LIBOR BBA	2.96%	—	1,059	1,059
NZD	2,390,000	10/05/2023	Receive	3-month BBR FRA	2.59%	—	717	717
USD	1,190,000	08/10/2027	Receive	3-month LIBOR BBA	2.24%	—	68,181	68,181
USD	220,000	08/10/2027	Receive	3-month LIBOR BBA	2.24%	1,167	11,427	12,594
GBP	490,000	06/18/2028	Receive	6-month LIBOR BBA	1.56%	—	682	682
GBP	80,000	06/18/2028	Receive	6-month LIBOR BBA	1.56%	630	(519)	111
USD	720,000	09/04/2028	Receive	3-month LIBOR BBA	2.93%	—	6,903	6,903
SEK	6,790,000	09/18/2028	Receive	3-month STIBOR	1.28%	—	(2,087)	(2,087)

						$448	$99,940	$100,388

SELL PROTECTION:
CAD	5,040,000	01/03/2020	Pay	3-month BA CDOR	2.27%	$(1,604)	$(4,989)	$(6,593)
CAD	7,110,000	01/03/2020	Pay	3-month BA CDOR	2.27%	—	(9,301)	(9,301)
AUD	4,200,000	03/26/2020	Pay	3-month BBR BBSW	2.22%	—	3,159	3,159
PLN	13,210,000	06/11/2020	Pay	3-month WIBOR	2.01%	—	389	389
CAD	5,020,000	07/26/2020	Pay	3-month BA CDOR	2.59%	—	(871)	(871)
EUR	3,240,000	06/29/2022	Pay	1-day EONIA	0.20%	—	(5,418)	(5,418)
USD	310,000	08/10/2022	Pay	3-month LIBOR BBA	1.90%	(1,313)	(10,081)	(11,394)
USD	1,150,000	08/10/2022	Pay	3-month LIBOR BBA	1.90%	—	(42,326)	(42,326)
GBP	950,000	07/15/2023	Pay	12-month UK RPI	3.35%	—	799	799
USD	1,350,000	09/04/2023	Pay	3-month LIBOR BBA	2.82%	—	(10,472)	(10,472)
AUD	2,150,000	10/05/2023	Pay	6-month BBR BBSW	2.51%	—	(2,939)	(2,939)

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

EUR	$600,000	04/15/2027	Pay	12-month CPI	1.35%	1,283	$(14,886)	$(13,603)
USD	100,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	(3,900)	2,590	(1,310)
USD	730,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	—	(9,562)	(9,562)
EUR	650,000	09/18/2028	Pay	6-month EURIBOR	1.03%	—	4,158	4,158
USD	40,000	08/10/2047	Pay	3-month LIBOR BBA	2.53%	(251)	(3,603)	(3,854)
USD	250,000	08/10/2047	Pay	3-month LIBOR BBA	2.53%	—	(24,096)	(24,096)
GBP	180,000	08/01/2048	Pay	6-month LIBOR BBA	1.66%	—	(1,462)	(1,462)

						$(5,785)	$(128,911)	$(134,696)

						$(5,337)	$(28,971)	$(34,308)

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.4%)
Alabama (1.1%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.),
6.45%, 12/01/2023	$750,000	$749,925
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,830
Jemison Public Building Authority Revenue Bonds, Series B
3.00%, 03/01/2019	70,000	70,401
3.00%, 03/01/2020	70,000	70,952
3.00%, 03/01/2021	70,000	71,203
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2019	50,000	50,077
3.00%, 03/01/2020	50,000	50,083
3.00%, 03/01/2021	50,000	49,963
3.50%, 03/01/2026	290,000	282,071

		2,247,505

Arizona (3.3%)
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022 (a)	385,000	398,664
5.00%, 07/01/2023 (a)	405,000	421,058
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021 (a)	725,000	746,641
5.00%, 02/15/2026 (a)	500,000	542,060
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021 (a)	385,000	383,021
4.00%, 07/01/2026 (a)	1,250,000	1,274,025
Phoenix Industrial Development Authority Education Facility Revenue Bonds (BASIS Schools, Inc.), 3.00%, 07/01/2020 (a)	85,000	84,250
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021 (a)	160,000	160,499
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Legacy Traditional Schools Project), Series A
4.75%, 07/01/2019 (a)	55,000	55,935
4.00%, 07/01/2022 (a)	2,800,000	2,743,300

		6,809,453

Arkansas (0.3%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.00%, 09/01/2026 (a)(b)	485,000	485,010
County of Boone Hospital Revenue Bonds (North Arkansas Regional Medical Center), 2.95%, 05/01/2019	200,000	200,128

		685,138

California (3.3%)
California Municipal Finance Authority Revenue Bonds (SDORI Charter School Properties LLC), Series A, 5.00%, 03/01/2025 (a)	250,000	252,363
California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds (CalPlant I LLC)
7.00%, 07/01/2022 (a)	3,000,000	3,097,740
7.50%, 07/01/2032 (a)	1,500,000	1,548,825
Inland Empire Tobacco Securitization Authority Revenue Bonds, Series A
4.63%, 06/01/2021	145,000	145,046
5.00%, 06/01/2021	110,000	110,051
Palomar Pomerado Health Care Certificates of Particpation, 5.50%, 11/01/2019	685,000	704,002

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	$985,000	$990,299

		6,848,326

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities Obligated Group), Series B, 3.15%, 12/01/2018	110,000	110,113
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.), Series B
5.00%, 05/15/2028	500,000	529,370
5.00%, 05/15/2029	585,000	617,784
Lambertson Farms Metropolitan District No. 1 General Obligation Limited Bonds, 5.00%, 12/15/2025	500,000	499,665

		1,756,932

Connecticut (2.1%)
City of West Haven General Obligation Unlimited Bonds
Series A, 3.00%, 11/01/2018	215,000	215,200
Series A, 5.00%, 11/01/2025	325,000	348,423
Series B, 5.00%, 11/01/2025	240,000	257,297
Series A, 5.00%, 11/01/2026	325,000	348,565
Series B, 5.00%, 11/01/2026	200,000	214,502
Series A, 5.00%, 11/01/2027	310,000	332,509
Series B, 5.00%, 11/01/2027	200,000	214,522
Connecticut State Health & Educational Facility Authority Revenue Bonds (Church Home Of Hartford, Inc.), Series B-1, 3.25%, 09/01/2021 (a)	1,050,000	1,050,336
Connecticut State Health & Educational Facility Authority Revenue Bonds (Masonicare Corp. Obligated Group), Series F, 5.00%, 07/01/2024	1,000,000	1,099,080
Mohegan Tribe of Indians of Connecticut Revenue Bonds, Series C, 4.75%, 02/01/2020 (a)	290,000	294,988

		4,375,422

Delaware (0.3%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 1.85%, 10/01/2029 (c)	600,000	600,000

District of Columbia (1.4%)
District of Columbia Revenue Bonds (Forest Hills of the District of Columbia), 4.50%, 01/01/2025	195,000	191,901
District of Columbia Revenue Bonds (Howard University), Series A, 5.25%, 10/01/2022	475,000	503,400
District of Columbia Revenue Bonds (Ingleside Presbyterian Retirement Community, Inc.), Series B, 3.88%, 07/01/2024	1,500,000	1,500,285
District of Columbia Revenue Bonds (National Law Enforcement Officers Memorial Fund, Inc.), Series B, 5.75%, 07/01/2025	720,000	714,298

		2,909,884

Florida (1.7%)
Capital Trust Agency, Inc. Revenue Bonds (River City Education Services, Inc.), Series A, 4.63%, 02/01/2025	170,000	167,797
Capital Trust Agency, Inc. Revenue Bonds (Silver Creek St. Augustine LLLP), Series A, 6.50%, 01/01/2024 (c)	250,000	187,500
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	80,000	82,016
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	216,132
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024 (a)	100,000	98,596
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.), 5.00%, 08/01/2029 (a)(b)	2,000,000	2,076,200

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Tampa Solid Waste System Revenue Bonds, 5.00%, 10/01/2020	$200,000	$212,552
Village Community Development District #11, Special Assessment Revenue Bonds, 3.25%, 05/01/2019	25,000	25,323
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	500,000	503,900

		3,570,016

Georgia (1.0%)
Morgan County Hospital Authority Revenue Bonds, 2.75%, 09/01/2019	1,500,000	1,506,345
Turner County School District Revenue Bonds, 4.50%, 12/01/2019	480,000	480,067

		1,986,412

Guam (0.1%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	250,000	260,575

Hawaii (0.3%)
State of Hawaii Department of Budget & Finance Revenue Bonds (Hawaii Pacific University), Series A, 5.00%, 07/01/2020	595,000	604,496

Idaho (0.6%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	900,000	927,315
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	195,000	201,004

		1,128,319

Illinois (9.3%)
Chicago Board of Education Certificate of Particapation, Series A, 6.00%, 01/01/2020	2,695,000	2,759,060
Chicago Board of Education General Obligation Unlimited Bonds
Series A, 5.25%, 12/01/2018	75,000	75,644
Series C, 5.00%, 12/01/2019	1,500,000	1,533,450
Series C, 5.00%, 12/01/2022	600,000	627,984
Series A, 5.00%, 12/01/2028	200,000	226,182
City of Chicago General Obligation Unlimited Bonds
Series A, 4.00%, 01/01/2019	150,000	151,553
5.00%, 12/01/2024	90,000	90,321
Series B, 5.00%, 01/01/2026	40,000	40,113
Series B, 5.00%, 01/01/2027	955,000	957,397
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	600,372
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	265,000	274,521
Illinois Finance Authority Revenue Bonds (Benedictine University), 5.00%, 10/01/2025	1,035,000	1,149,181
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	470,744
5.00%, 02/15/2028	400,000	448,436
5.00%, 02/15/2029	520,000	581,251
5.00%, 02/15/2030	335,000	372,811
5.00%, 02/15/2031	370,000	409,953
5.00%, 02/15/2032	225,000	248,380
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	269,903
5.00%, 12/01/2029	315,000	337,031
Illinois Finance Authority Revenue Bonds (Intrinsic Schools Belmont Campus Project), Series A, 4.50%, 12/01/2020 (a)	305,000	307,129

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth General Obligation Unlimited Bonds, 4.50%, 10/01/2018	$635,000	$635,819
Metropolitan Pier & Exposition Authority Revenue Bonds
5.50%, 06/15/2020	1,450,000	1,460,875
5.00%, 12/15/2025	295,000	321,113
5.00%, 12/15/2026	250,000	273,010
5.00%, 12/15/2027	100,000	109,878
5.00%, 12/15/2028	250,000	277,825
Public Building Commission of Chicago Revenue Bonds, Series B, 5.25%, 12/01/2018	1,000,000	1,011,320
Southwestern Development Authority Health Facility Revenue Bonds (Memorial Group Obligated Group), 5.75%, 11/01/2019	150,000	154,482
State of Illinois General Obligation Unlimited Bonds
5.00%, 02/01/2020	740,000	761,948
5.00%, 08/01/2021	50,000	52,538
4.00%, 02/01/2030	745,000	772,178
Village of Posen General Obligation Unlimited Bonds
4.30%, 12/01/2018	130,000	130,079
4.40%, 12/01/2019	140,000	140,245
Village of Sauk General Obligation Unlimited Bonds
4.30%, 12/01/2023	400,000	406,616
4.60%, 12/01/2026	300,000	304,866
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,533

		19,029,741

Indiana (1.2%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	180,000	199,872
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023 (a)	1,870,000	1,926,250
Indiana Finance Authority Hospital Revenue Bonds (Bethany Circle of King’s Daughters’ of Madison Indiana ,Inc.), 5.00%, 08/15/2020	225,000	233,917
Indiana Finance Authority Revenue Bonds (United States Steel Corp.), 6.00%, 12/01/2019	50,000	51,562

		2,411,601

Iowa (0.2%)
Iowa Higher Education Loan Authority Revenue Bonds (Wartburg College), 2.50%, 10/01/2020	330,000	322,634

Kansas (1.9%)
City of Derby Sales Tax Special Obligation Revenue Bonds, 4.00%, 03/01/2025	1,150,000	1,149,954
Kansas Independent College Finance Authority Revenue Bonds (Bethel College), Series A, 5.65%, 05/01/2019	1,000,000	1,017,060
Kansas Independent College Finance Authority Revenue Bonds (Ottawa University), Series C, 6.30%, 05/01/2019	1,500,000	1,525,455
Overland Park Development Corp. Revenue Bonds, Series B, 5.13%, 01/01/2022	175,000	175,276

		3,867,745

Kentucky (1.0%)
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), 3.25%, 05/15/2022	500,000	501,110
Ohio County Pollution Control Revenue Bonds (Big Rivers Electric Corp.), Series A, 6.00%, 07/15/2031	1,500,000	1,519,185

		2,020,295

Louisiana (0.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	271,410

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040 (c)	$315,000	$332,268

		603,678

Maryland (3.6%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	110,000	109,769
Frederick County Educational Facilties Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027 (a)	1,495,000	1,649,762
5.00%, 09/01/2032 (a)	740,000	802,426
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,505,213
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Adventist Healthcare Obligated Group)
Series A, 5.00%, 01/01/2020	355,000	368,909
5.00%, 01/01/2021	450,000	478,471
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
5.00%, 11/01/2025	625,000	695,944
Series A-2, 5.00%, 11/01/2025	705,000	785,025
5.00%, 11/01/2026	365,000	407,793
5.00%, 11/01/2027	600,000	668,172

		7,471,484

Massachusetts (2.2%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	810,000	820,668
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025 (a)	500,000	520,855
4.00%, 10/01/2026 (a)	500,000	516,880
4.00%, 10/01/2027 (a)	450,000	461,803
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,677,465
Massachusetts Port Authority Facilities Revenue Bonds (Delta Air Lines, Inc.), Series A
5.00%, 01/01/2021	450,000	453,632
5.50%, 01/01/2022	50,000	50,552

		4,501,855

Michigan (1.5%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	538,225
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	100,000	100,197
Jackson College Dormitory Housing Revenue Bonds, 5.00%, 05/01/2021	245,000	249,584
Michigan Municipal Bond Authority Local Government Public Improvement Revenue Bonds, Series A, 5.00%, 12/01/2018	950,000	952,280
Michigan Strategic Fund Revenue Bonds (Genesee Power Station LP), 7.50%, 01/01/2021	540,000	532,964
Michigan Strategic Fund Revenue Bonds (United Methodist Retirement Communities, Inc.), 5.13%, 11/15/2025	200,000	201,186
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 5.13%, 06/01/2022	560,000	559,989

		3,134,425

Minnesota (1.2%)
City of Blaine Senior Housing and Health Care Revenue Bonds (Crest View Obligated Group), Series A, 5.13%, 07/01/2025	540,000	530,583
City of Hugo Charter School Lease Revenue Bonds (CS Property Noble LLC), Series A, 4.00%, 07/01/2020	145,000	148,000
City of International Falls Pollution Control Revenue Bonds (Boise Cascade Corp.), 5.65%, 12/01/2022	525,000	524,948

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

City of Sauk Rapids Revenue Bonds (Good Shephard Lutheran Home of Sauk Rapids Minnesota), 5.00%, 01/01/2020	$420,000	$431,768
Oak Park Heights Nursing Home Revenue Bonds (VSSA Care Center LLC), 4.00%, 02/01/2020	300,000	305,331
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary’s School), Series A, 5.00%, 08/01/2022 (a)	490,000	516,891

		2,457,521

Mississippi (2.9%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,167
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.51%, 11/01/2032 (b)	5,000,000	5,000,000

		5,980,167

Missouri (2.2%)
Platte County Industrial Develoment Authority Transportation Revenue Bonds
5.00%, 12/01/2018	685,000	685,110
5.00%, 12/01/2019	665,000	665,093
5.00%, 12/01/2020	850,000	850,093
5.00%, 12/01/2025	675,000	675,074
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	555,000	565,251
5.00%, 11/15/2022	625,000	661,725
5.00%, 11/15/2023	350,000	373,030

		4,475,376

Montana (0.3%)
Kalispell Housing and Healthcare Facilities Revenue Bonds (Immanuel Lutheran Corp.), Series B, 3.40%, 11/15/2022	500,000	500,265

Nebraska (0.3%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	651,562

Nevada (1.0%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	693,294
5.00%, 09/01/2029	620,000	700,544
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022 (a)	600,000	593,502

		1,987,340

New Hampshire (0.1%)
New Hampshire Business Finance Authority Revenue Bonds (Casella Waste Systems, Inc.), 4.00%, 04/01/2029 (a)(b)	250,000	251,375

New Jersey (2.2%)
New Jersey Economic Development Authority Revenue Bonds
5.00%, 06/15/2021	2,000,000	2,140,420
Series EE, 5.00%, 09/01/2023	700,000	739,137
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024 (a)	100,000	101,933
New Jersey Economic Development Authority Revenue Bonds (NYNJ Link Borrower LLC), 5.25%, 01/01/2025	125,000	140,684
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
4.88%, 09/15/2019	370,000	376,730
5.50%, 04/01/2028	55,000	55,103

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	$300,000	$332,667
5.00%, 01/01/2027	250,000	278,468
5.00%, 01/01/2028	255,000	285,661

		4,450,803

New York (12.0%)
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.) 5.00%, 11/01/2021	300,000	325,980
5.00%, 11/01/2022	250,000	276,195
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	928,115
Build NYC Resource Corp. Revenue Bonds (Metropolitan College of New York), 5.00%, 11/01/2020	765,000	793,917
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022 (a)	190,000	194,604
5.00%, 06/01/2023 (a)	370,000	395,471
5.00%, 06/01/2024 (a)	390,000	420,381
5.00%, 06/01/2025 (a)	410,000	444,981
5.00%, 06/01/2026 (a)	430,000	468,291
5.00%, 06/01/2027 (a)	450,000	490,864
5.00%, 06/01/2032 (a)	500,000	537,250
City of Amsterdam General Obligation Limited Bonds, Series C, 5.50%, 07/25/2019	6,520,000	6,549,601
City of Ogdensburg General Obligation Limited Bonds
4.00%, 08/31/2018	1,800,000	1,800,774
4.00%, 07/31/2019	1,600,000	1,606,704
City of Poughkeepsie General Obligation Limited Bonds, Series A, 4.00%, 05/03/2019	1,820,000	1,837,508
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026	1,150,000	1,150,230
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	462,511
New York State Dormitory Authority Revenue Bonds (Yeshiva University), Series A
5.00%, 11/01/2018	160,000	161,496
5.00%, 11/01/2018	280,000	282,097
5.00%, 11/01/2019	95,000	97,481
New York Transportation Development Corp. Revenue Bonds (American Airlines, Inc.), 5.00%, 08/01/2018	1,075,000	1,075,000
Onondaga Civic Development Corp. Revenue Bonds (St Joseph’s Hospital Health Center), Series A
5.00%, 07/01/2019	50,000	51,615
4.63%, 07/01/2022	100,000	102,889
Village of Johnson City General Obligation Limited Bonds
Series B, 4.00%, 10/04/2018	3,684,050	3,688,213
5.00%, 10/01/2019	110,000	112,202
5.00%, 10/01/2020	115,000	118,754
5.00%, 10/01/2021	115,000	119,559
5.00%, 10/01/2022	115,000	119,678

		24,612,361

North Carolina (0.4%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	861,891

Ohio (3.9%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series A-2
5.13%, 06/01/2024	2,865,000	2,857,150
5.38%, 06/01/2024	2,055,000	2,055,021
5.75%, 06/01/2034	1,110,000	1,112,775
City of Cleveland Airport Special Revenue Bonds (United Airlines, Inc.), 5.38%, 09/15/2027	400,000	401,272

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	$250,000	$271,022
Licking County Health Care Facilites Revenue Bonds (Kendal at Granville Obligation Group), Series B, 3.75%, 07/01/2020	255,000	255,171
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	206,446
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp.) , Series E, 5.63%, 10/01/2019	750,000	768,510

		7,927,367

Oklahoma (0.7%)
Payne County Economic Development Authority Revenue Bonds (White Woods Retirement Campus, Inc.)
4.75%, 11/01/2023 (c)	1,510,000	755,000
5.25%, 11/01/2024 (c)	1,500,000	750,000

		1,505,000

Oregon (0.0%)
Multnomah County Hospital Facilities Authority Revenue Bonds (Mirabella At South Waterfront Project), Series A, 5.00%, 10/01/2019	40,000	40,743

Pennsylvania (7.0%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(a)	1,250,000	1,341,600
Chester County Health & Education Facilities Authority Revenue Bonds (Immaculate University), 3.00%, 11/01/2018	400,000	400,088
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022 (a)	1,150,000	1,155,681
5.00%, 10/15/2027 (a)	1,650,000	1,742,054
Delaware County Authority Revenue Bonds (Eastern University)
3.13%, 10/01/2018	175,000	174,781
4.00%, 10/01/2019	505,000	504,692
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	106,289
Moon Industrial Development Authority Revenue Bonds (Baptist Homes Society), 5.00%, 07/01/2020	875,000	898,415
Pennsylvania Economic Development Financing Authority Revenue Bonds (Talen Energy Supply LLC), Series C, 5.00%, 12/01/2037 (b)	3,100,000	3,120,553
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	570,000	575,278
Philadelphia Authority for Industrial Development Revenue Bonds (Evangelical Services for the Aging Obligated Group), 5.00%, 07/01/2031	500,000	541,060
Philadelphia Authority for Industrial Development Revenue Bonds (Kipp Philadelphia Charter School Project), Series A, 4.00%, 04/01/2026	800,000	792,672
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,247,960
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022	100,000	108,340
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	108,834
Series B, 5.00%, 06/01/2024	100,000	109,612
Series B, 5.00%, 06/01/2025	100,000	110,380
Series D, 5.00%, 06/01/2027	345,000	388,677

		14,426,966

Puerto Rico (6.3%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
5.50%, 07/01/2019	115,000	118,233
Series A, 5.50%, 07/01/2019	860,000	880,786
Series A, 5.50%, 07/01/2019	885,000	906,391

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Series A, 5.50%, 07/01/2021	$125,000	$131,865
Series A, 5.00%, 07/01/2027	110,000	113,218
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 4.00%, 07/01/2019	235,000	235,219
Series MM, 5.00%, 07/01/2019	360,000	367,088
Series NN, 5.25%, 07/01/2019	265,000	270,811
Series SS, 5.00%, 07/01/2020	155,000	156,297
Series UU, 5.00%, 07/01/2020	250,000	256,160
Series SS, 5.00%, 07/01/2022	260,000	261,786
Series PP, 5.00%, 07/01/2023	205,000	205,968
Series SS, 5.25%, 07/01/2023	1,420,000	1,495,189
Series PP, 5.00%, 07/01/2024	835,000	838,607
Series UU, 5.00%, 07/01/2024	300,000	308,775
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series L, 5.25%, 07/01/2019	225,000	230,819
Series AA, 5.50%, 07/01/2019	390,000	399,426
Series BB, 5.25%, 07/01/2022	100,000	108,171
Series E, 5.50%, 07/01/2023	200,000	220,562
Series D, 5.00%, 07/01/2027	145,000	149,241
Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.00%, 08/01/2020	100,000	102,464
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2019	115,000	117,522
Series F, 5.25%, 07/01/2019	500,000	512,930
Series F, 5.25%, 07/01/2021	1,200,000	1,280,988
6.00%, 07/01/2023	3,000,000	3,258,150

		12,926,666

Rhode Island (0.6%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	724,846
5.00%, 09/01/2023	500,000	537,265

		1,262,111

South Carolina (2.1%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Palmetto Health Obligated Group), 5.00%, 08/01/2019	65,000	67,211
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC)
5.25%, 02/01/2027 (a)	2,060,000	2,055,818
6.00%, 02/01/2035 (a)	1,000,000	1,016,620
South Carolina Jobs-Economic Development Authority Revenue Bonds (Royal Live Oaks Academy of the Arts & Sciences Charter School), Series A, 3.00%, 08/01/2020 (a)	1,225,000	1,229,459

		4,369,108

Tennessee (0.2%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2018	345,000	346,007

Texas (10.0%)
Arlington Higher Education Finance Corp. Revenue Bonds (Newman International Academy), Series A, 4.38%, 08/15/2026	650,000	646,295
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	327,132
5.00%, 07/15/2024	150,000	165,039
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	524,970
City of Houston Airport System Revenue Bonds (United Airlines, Inc.)
4.50%, 07/01/2020	200,000	208,266
Series C, 5.00%, 07/15/2020	150,000	157,748

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

City of Rowlett Bayside Public Improvement District Special Assessment Revenue Bonds, 4.90%, 09/15/2024	$155,000	$151,708
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	82,055
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	967,665
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Willow Winds, Inc.), Series A, 5.00%, 10/01/2023	135,000	144,835
Mission Economic Development Corp. Revenue Bonds (Natgasoline LLC), Series B, 5.75%, 10/01/2031 (a)	500,000	516,600
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2019	255,000	259,034
Series C, 4.00%, 07/01/2021	275,000	285,183
Series C, 5.00%, 07/01/2023	300,000	327,645
Series B, 4.00%, 07/01/2025	675,000	706,961
Series C, 5.00%, 07/01/2025	330,000	361,640
Series B, 4.00%, 07/01/2026	500,000	519,595
Series D, 6.00%, 07/01/2026	140,000	141,329
Series B, 4.00%, 07/01/2031	500,000	506,085
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (CHF-Collegiate Housing Island Campus LLC), Series A 5.00%, 04/01/2027	740,000	838,864
5.00%, 04/01/2028	550,000	618,612
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (MRC Senior Living), 3.25%, 11/15/2022	1,000,000	988,130
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), 7.25%, 02/01/2036 (a)(b)	1,200,000	1,251,168
SA Energy Acquisition Public Facility Corp. Revenue Bonds 5.50%, 08/01/2022	80,000	89,302
5.50%, 08/01/2023	50,000	56,754
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021	855,000	811,532
Series B-1, 5.63%, 11/15/2024	3,000,000	3,056,160
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 3.02%, 12/15/2026 (b)	1,500,000	1,495,185
Series D, 6.25%, 12/15/2026	2,700,000	3,140,478
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/2025	1,000,000	1,097,630
Texas Public Finance Authority Revenue Bonds (TexasSouthern University), 5.00%, 11/01/2021	100,000	109,087

		20,552,687

U. S. Virgin Islands (0.9%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,299,492
Virgin Islands Public Finance Authority Revenue Bonds (United States Virgin Islands Federal Excise Tax), Series A, 5.00%, 10/01/2020	485,000	491,062

		1,790,554

Utah (0.8%)
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021 (a)	385,000	381,831
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048 (a)(b)	1,250,000	1,230,088

		1,611,919

Vermont (0.2%)
Vermont Student Assistance Corp. Education Loan Revenue Bonds, Series A, 3.00%, 06/15/2019	310,000	311,826

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Washington (1.8%)
Washington State Housing Finance Commission Revenue Bonds (Bayview Manor Homes Obligated Group), Series B, 2.80%, 07/01/2021 (a)	$390,000	$388,912
Washington State Housing Finance Commission Revenue Bonds (Heron’s Key Obligated Group)
4.88%, 01/01/2022(a)	100,000	100,045
Series B-1, 5.50%, 01/01/2024 (a)	1,000,000	1,000,640
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(a)	1,265,000	1,348,958
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group)
5.00%, 01/01/2023	80,000	86,223
5.00%, 01/01/2023 (a)	100,000	105,592
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC)
3.20%, 07/01/2021 (a)	380,000	379,677
3.75%, 07/01/2026 (a)	250,000	247,125

		3,657,172

West Virginia (0.8%)
Glenville State College Board of Governors Revenue Bonds
3.25%, 06/01/2022	500,000	493,295
4.00%, 06/01/2027	1,250,000	1,224,425

		1,717,720

Wisconsin (2.9%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Covenent Communities, Inc.)
5.50%, 07/01/2023	100,000	99,106
6.00%, 07/01/2028	170,000	168,489
6.50%, 07/01/2033	300,000	291,078
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,310,000	1,355,614
5.00%, 03/01/2028	1,190,000	1,249,083
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College) 5.00%, 01/01/2026	685,000	744,108
5.00%, 01/01/2027	830,000	898,085
Wisconsin Public Finance Authority Revenue Bonds (Denver Great Hall LLC), 5.00%, 09/30/2037	250,000	275,660
Wisconsin Public Finance Authority Revenue Bonds (Glenridge on Palmer Ranch), Series A, 7.00%, 06/01/2020	165,000	173,948
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	130,000	137,158
Wisconsin Public Finance Authority Senior Living Revenue Bonds (Mary’s Woods at Marylhurst, Inc.), Series A, 3.95%, 11/15/2024 (a)	620,000	629,635

		6,021,964

Total Municipal Bonds		201,842,407

Total Investments (Cost $202,416,341)—98.4%		201,842,407

Other Assets in Excess of Liabilities—1.6%		3,370,293
Net Assets—100.0%		$205,212,700

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(c)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (97.5%)
Alabama (3.6%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047 (a)	$1,000,000	$1,057,500
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034 (a)	400,000	399,996
Southeast Alabama Gas Supply District Revenue Bonds, Series B, 2.25%, 06/01/2049 (a)	1,250,000	1,250,650

		2,708,146

Alaska (1.4%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,070,580

California (7.0%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047 (a)	350,000	362,827
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025 (b)	1,000,000	720,240
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,041,380
Series I, 4.00%, 08/01/2029	400,000	441,112
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	620,080
Series A, 6.50%, 11/01/2039	500,000	705,635
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	323,250
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,074,010

		5,288,534

District of Columbia (0.8%)
Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	586,145

Florida (4.7%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,030,440
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,024,300
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,120,850
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	282,520
Volusia County Educational Facility Authority Revenue Bonds (EMBRY- Riddle Aeronautical University, Inc.), 5.00%, 10/15/2047	100,000	111,211

		3,569,321

Georgia (2.1%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	511,845
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	102,085
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048 (a)	1,000,000	1,005,250

		1,619,180

Hawaii (0.9%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	641,362

Illinois (1.8%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	550,390

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	$750,000	$790,575

		1,340,965

Kentucky (0.7%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048 (a)	500,000	531,750

Louisiana (5.1%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	558,365
Louisiana Public Facilities Authority Revenue Bonds
(Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	10,395
3.00%, 05/15/2031	990,000	943,232
Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	1,000,000	1,006,680
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040 (a)	1,250,000	1,318,525

		3,837,197

Massachusetts (2.7%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2018	1,000,000	1,006,960
5.50%, 08/01/2019	1,000,000	1,039,750

		2,046,710

Michigan (1.2%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	929,061

Minnesota (0.7%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	512,665

Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	812,438

New Hampshire (3.5%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	280,938
5.00%, 08/01/2036	245,000	274,057
5.25%, 06/01/2039	1,000,000	1,031,240
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,031,730

		2,617,965

New Jersey (4.9%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,077,860
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	104,625
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	970,725
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	521,325

		3,674,535

New York (13.5%)
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,134,310
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,099,080
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	337,427

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	$850,000	$958,417
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,579,550
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,343,814
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,004,350
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	639,212
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,064,600

		10,160,760

North Dakota (1.4%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,021,970

Pennsylvania (8.6%)
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp.), 1.80%, 02/15/2027 (a)	800,000	786,488
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	829,888
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,863,010

		6,479,386

Rhode Island (1.0%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	763,650

South Carolina (1.5%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	576,200
5.00%, 01/01/2026	500,000	580,065

		1,156,265

Tennessee (1.5%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	549,055
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	563,175

		1,112,230

Texas (22.4%)
City of Houston TX General Obligation Limited Bonds
(Pre-refunded @ $100, 03/01/2019), Series A, 5.00%, 03/01/2030	1,405,000	1,433,465
Series A, 5.00%, 03/01/2030	170,000	173,225
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,070,830
Harris Country Toll Road Authority Revenue Bonds, Series A, 4.00%, 08/15/2048	500,000	511,955
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,170,000	6,275,243
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,027,410
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	525,000	525,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	921,120
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,034,750
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,094,596

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	$1,500,000	$1,744,710
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,025,070

		16,837,374

Utah (0.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	113,944

Virginia (0.8%)
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/2048	500,000	575,715

Washington (2.7%)
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,030,160

West Virginia (0.7%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040 (a)	550,000	549,450

Wisconsin (1.1%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	538,765
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	283,603

		822,368

Total Municipal Bonds		73,409,826

SHORT-TERM INVESTMENT (1.6%)
UNITED STATES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(c)	1,206,666	1,206,666

Total Short-Term Investment		1,206,666

Total Investments (Cost $71,606,200)—99.1%		74,616,492

Other Assets in Excess of Liabilities—0.9%		671,270

Net Assets—100.0%		$75,287,762

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(b)	Issued with a zero coupon.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (103.2%)
Alabama (8.7%)
Alabama Housing Finance Authority Multi-Family Housing Revenue Bonds (Phoenix Apartments Project), Series A, 1.70%, 01/01/2036 (a)	$3,667,000	$3,667,000
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.), 1.53%, 06/01/2028 (a)	9,700,000	9,700,000
Eutaw Industrial Development Board Revenue Bonds (Mission Power Co.), 1.52%, 12/01/2020 (a)	6,250,000	6,250,000
Health Care Authority for Baptist Health Revenue Bonds, Series B, 1.70%, 11/15/2037 (a)	600,000	600,000
Health Care Authority for Baptist Health Revenue Bonds, Series B, 1.36%, 11/01/2042 (a)	18,200,000	18,200,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Co.), Series A, 1.55%, 04/01/2031 (a)	8,800,000	8,800,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Co.), 1.52%, 06/01/2034 (a)	5,100,000	5,100,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Nucor Corp.), Series A, 1.07%, 09/01/2020 (a)	7,400,000	7,400,000
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 1.55%, 12/01/2036 (a)	13,000,000	13,000,000
West Jefferson Industrial Development Board Revenue Bonds (Alabama Power Co.), 1.55%, 12/01/2038 (a)	12,440,000	12,440,000

		85,157,000

Alaska (1.1%)
Alaska Housing Finance Corp. Revenue Bonds, Series A, 1.50%, 06/01/2032 (a)	11,195,000	11,195,000

Arizona (3.1%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.60%, 09/01/2024 (a)	12,700,000	12,702,667
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 2.05%, 12/01/2035 (a)	15,000,000	15,000,000
Scottsdale Industrial Development Authority Revenue Bonds (Scottsdale Healthcare Hospitals Obligated Group), Series F, 2.00%, 09/01/2045 (a)	2,900,000	2,900,000

		30,602,667

Arkansas (2.6%)
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), 1.36%, 09/01/2044 (a)	17,037,000	17,037,000
City of Blytheville Revenue Bonds (Nucor Corp. Project), 1.08%, 01/02/2033 (a)	8,500,000	8,500,000

		25,537,000

California (6.1%)
California Infrastructure & Economic Development Bank Revenue Bonds (Westside Waldorf School Project), 1.59%, 10/01/2028 (a)	2,000,000	2,000,000
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.), Series A, 2.05%, 08/01/2023 (b)(a)	7,500,000	7,500,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series F, 1.80%, 07/01/2040 (a)	4,725,000	4,725,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series D, 1.70%, 07/01/2041 (a)	2,925,000	2,925,000
California Statewide Communities Development Authority Revenue Bonds (Kennerly-Spratling, Inc.), Series A, 2.00%, 06/01/2020 (a)	290,000	290,000
Palomar Pomerado Health Care Certificates of Particpation, Series B, 1.85%, 11/01/2036 (a)	13,350,000	13,350,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Palomar Pomerado Health Care Certificates of Particpation, Series C, 1.95%, 11/01/2036 (a)	$18,700,000	$18,700,000
Palomar Pomerado Health Care Certificates of Particpation, Series A, 2.05%, 11/01/2036 (a)	10,725,000	10,725,000

		60,215,000

Connecticut (4.7%)
Capital City Economic Development Authority Revenue Bonds, Series B, 1.14%, 06/15/2024 (a)	7,250,000	7,250,000
Capital City Economic Development Authority Revenue Bonds, Series B, 1.14%, 06/15/2034 (a)	15,455,000	15,455,000
Hartford County Metropolitan District General Obligation Unlimited Bonds, Series B, 3.00%, 08/01/2018	7,500,000	7,500,000
Long Hill Fire District General Obligation Unlimited Bonds, 2.50%, 11/05/2018	6,100,000	6,115,738
New Haven General Obligation Unlimited Bonds, Series A, 5.00%, 08/15/2018	2,585,000	2,588,205
Town of Plymouth General Obligation Unlimited Bonds, 2.50%, 10/24/2018	6,950,000	6,961,468

		45,870,411

Delaware (0.5%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 1.85%, 10/01/2029 (a)	2,500,000	2,500,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 1.45%, 11/01/2027 (a)	2,400,000	2,400,000

		4,900,000

Florida (8.6%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 1.68%, 06/01/2045 (a)	100,000	100,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 1.53%, 02/01/2029 (a)	23,800,000	23,800,000
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 1.65%, 12/01/2046 (a)	11,250,000	11,250,000
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series B, 1.68%, 12/01/2046 (a)	20,110,000	20,110,000
Liberty County Industrial Development Revenue Bonds (Georgia Pacific LLC), 1.08%, 10/01/2028 (a)(b)	3,650,000	3,650,000
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series DCL-2012-004, 1.28%, 08/01/2028 (a)(b)	10,000,000	10,000,000
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series DCL-2012-005, 1.17%, 07/01/2033 (a)(b)	11,355,000	11,355,000
Miami-Dade County School Board Certifcates of Participation, Series DCL-2013-005, 1.17%, 05/01/2037 (a)(b)	2,185,000	2,185,000
Miami-Dade County Seaport Department Revenue Bonds, Series B, 5.00%, 10/01/2018	2,050,000	2,060,475

		84,510,475

Georgia (2.7%)
Douglas County Development Authority Revenue Bonds (Electrical Fiber Systems, Inc.), 1.75%, 12/01/2021 (a)	600,000	600,000
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Health System Obligated Group), Series 2017, 1.15%, 02/15/2047 (a)	20,000,000	20,000,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.25%, 09/15/2018	1,035,000	1,039,409
Puttable Floating Option Tax-Exempt Receipts, Series DCL 2007-4174, 1.28%, 10/01/2024 (a)(b)	5,000,000	5,000,000

		26,639,409

Illinois (5.4%)
Chicago Board of Education General Obligation Unlimited Bonds, Series DCL-2012-001, 1.39%, 03/01/2034 (a)(b)	44,260,000	44,260,000
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation Project), 3.00%, 12/01/2018	125,000	125,498

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Springfield Airport Authority Revenue Bonds (Honeywell International, Inc.), 1.21%, 09/01/2018 (a)	$4,400,000	$4,400,000
State of Illinois General Obligation Unlimited Bonds, 5.00%, 08/01/2018	1,000,000	1,000,000
State of Illinois General Obligation Unlimited Bonds, 5.50%, 08/01/2018	2,715,000	2,715,000

		52,500,498

Indiana (2.6%)
City of South Bend Economic Development Revenue Bonds (Dynamic R.E.H.C., Inc.), 1.10%, 09/01/2020 (a)	115,000	115,000
Elkhart County Revenue Bonds, 1.22%, 01/01/2035 (a)	6,493,000	6,493,000
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 1.12%, 08/01/2030 (a)	18,675,000	18,675,000

		25,283,000

Iowa (4.5%)
Cirty of Coralville Revenue Bonds, Series D, 3.00%, 05/01/2019	500,000	502,900
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 1.20%, 04/01/2022 (a)	12,000,000	12,000,000
Iowa Finance Authority Revenue Solid Waste Facilities Revenue Bonds (MidAmerican Energy Co.), 1.06%, 12/01/2047 (a)	30,000,000	30,000,000
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Series 2011-A1, 4.40%, 12/01/2018	1,205,000	1,214,797

		43,717,697

Kansas (0.2%)
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.26%, 03/01/2027 (a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.26%, 02/01/2029 (a)	1,000,000	1,000,000

		2,000,000

Kentucky (0.4%)
Louisville & Jefferson County Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), 1.56%, 01/01/2029 (a)	100,000	100,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.60%, 08/15/2023 (a)	3,900,000	3,900,429

		4,000,429

Louisiana (2.6%)
East Baton Rouge Parish Industrial Development Board Revenue Bonds (Georgia Pacific LLC), 1.10%, 06/01/2029 (a)(b)	14,200,000	14,200,000
Louisiana Public Facilities Authority Revenue Bonds (St Mary’s Dominican High School Corp.), Series B, 1.36%, 07/01/2033 (a)	325,000	325,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.92%, 09/01/2021 (a)	910,000	910,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 1.80%, 03/15/2025 (a)	10,000,000	10,001,200

		25,436,200

Maine (0.7%)
City of Old Town Solid Waste Disposal Revenue Bonds (Georgia-Pacific LLC), 1.20%, 12/01/2024 (a)(b)	7,000,000	7,000,000

Maryland (1.7%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George’s Boulevard Obligated Group), 1.44%, 12/01/2033 (a)	6,490,000	6,490,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 1.44%, 11/01/2022 (a)	$805,000	$805,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.16%, 03/01/2030 (a)	7,550,000	7,550,000
Washington County Revenue Bonds (Conservit, Inc.), 1.44%, 02/01/2023 (a)	1,925,000	1,925,000

		16,770,000

Michigan (2.0%)
Michigan State Housing Development Authority Revenue Bonds, Series A, 1.62%, 10/01/2037 (a)	18,350,000	18,350,000
Oakland County Economic Development Corp. Revenue Bonds (EEI Global, Inc.), 1.27%, 06/01/2034 (a)	785,000	785,000

		19,135,000

Mississippi (10.6%)
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), 1.60%, 07/01/2025 (a)	10,600,000	10,600,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), 1.58%, 12/01/2027 (a)	9,400,000	9,400,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), 1.60%, 05/01/2028 (a)	13,520,000	13,520,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.51%, 11/01/2032 (a)	63,000,000	63,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 1.60%, 03/01/2033 (a)	3,600,000	3,600,000
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), Series B2, 2.13%, 09/01/2022 (a)	3,500,000	3,499,510

		103,619,510

Nevada (0.3%)
Director of the State of Nevada Department of Business and Industry Revenue Bonds (Republic Services, Inc.), 2.25%, 12/01/2026 (a)(b)	3,000,000	3,000,000

New Jersey (0.9%)
New Jersey Economic Development Authority Revenue Bonds, 1.23%, 12/15/2020 (a)(b)	4,960,000	4,960,000
New Jersey Health Care Facilities Financing Authority Revenue Bonds (New Department of Human Services), 5.00%, 09/15/2018	2,540,000	2,549,906
New Jersey Sports & Exposition Authority Revenue Bonds, Series B, 5.00%, 09/01/2018	1,500,000	1,503,705

		9,013,611

New York (4.1%)
City of Elmira General Obligation Limited Bonds, 3.00%, 08/03/2018	3,083,593	3,083,686
East Ramapo Central School District General Obligation Unlimited Bonds, 3.00%, 04/26/2019	9,798,000	9,898,527
New York City General Obligation Unlimited Bonds, Series C-4, 1.75%, 10/01/2027 (a)	550,000	550,000
New York City General Obligation Unlimited Bonds, Series J-2, 1.59%, 06/01/2036 (a)	4,850,000	4,850,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 1.39%, 12/01/2034 (a)	1,300,000	1,300,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3, 1.59%, 08/01/2022 (a)	11,125,000	11,125,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B, 1.60%, 11/01/2022 (a)	2,050,000	2,050,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3, 1.59%, 08/01/2023 (a)	4,400,000	4,400,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

New York Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), Series 2012, 1.95%, 05/01/2030 (a)	$3,000,000	$3,000,000

		40,257,213

North Carolina (3.3%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A, 1.08%, 11/01/2033 (a)	18,900,000	18,900,000
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series B, 1.08%, 11/01/2033 (a)	13,100,000	13,100,000

		32,000,000

North Dakota (2.6%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 1.42%, 08/07/2018	25,000,000	25,000,000

Ohio (0.2%)
Ohio Water Development Authority Solid Waste Revenue Bonds (Waste Management, Inc.), 1.70%, 11/01/2022 (a)	1,750,000	1,749,615

Oregon (1.0%)
Gilliam County Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), Series A, 2.25%, 07/01/2038 (a)	10,000,000	10,001,300

Pennsylvania (9.3%)
Allentown City School District General Obligation Limited Bonds, 2.20%, 01/02/2019	5,750,000	5,751,495
County of Cumberland Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries Obligated Group), 5.00%, 01/01/2019	2,315,000	2,344,400
Emmaus General Authority Revenue Bonds, 0.99%, 12/01/2028 (a)	5,850,000	5,850,000
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 1.44%, 11/01/2021 (a)	445,000	445,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), 1.85%, 06/01/2044 (a)	6,000,000	6,000,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 2.00%, 08/01/2045 (a)	21,500,000	21,500,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 1.14%, 09/01/2050 (a)	14,000,000	14,000,000
School District of Philadelphia General Obligation Unlimited Bonds, Series C, 5.00%, 09/01/2018	3,000,000	3,008,220
State Public School Building Authority Revenue Bonds, Series DCL-016, 1.34%, 06/01/2023 (b)(a)	15,510,000	15,510,000
Tender Option Bond Trust Receipts/Certificates, Series 2017-XG0159, 1.22%, 07/01/2036 (b)(a)	16,140,000	16,140,000
York County Industrial Development Authority Revenue Bonds (York Sheet Metal, Inc.), 1.44%, 08/01/2018 (a)	245,000	245,000

		90,794,115

Puerto Rico (0.1%)
Puerto Rico Municipal Finance Agency Revenue Bonds, Series C, 5.25%, 08/01/2018	1,000,000	1,000,000

Tennessee (0.3%)
Lewisburg Industrial Development Board Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 2.00%, 07/02/2035 (a)	2,500,000	2,500,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 1.22%, 06/01/2037 (b)(a)	875,000	875,000

		3,375,000

Texas (4.5%)
Cypress-Fairbanks Independent School District, Series A-1, 2.00%, 02/15/2027 (a)	3,000,000	3,000,660

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bonds (Exxon Mobil Corp.), 1.48%, 06/01/2030 (a)	$15,250,000	$15,250,000
La Salle County General Obligation Unlimited Bonds, Series B, 5.00%, 03/01/2019	1,025,000	1,041,892
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), 2.05%, 01/01/2026 (a)	6,000,000	6,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.04%, 07/01/2029 (a)(b)	12,625,000	12,625,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), 1.08%, 01/01/2030 (a)	3,550,000	3,550,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series F, 1.08%, 01/01/2032 (a)	1,400,000	1,400,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Barton Creek Senior Living Center, Inc.), 5.00%, 11/15/2018	1,195,000	1,203,843

		44,071,395

Utah (0.5%)
Tender Option Bond Trust Receipts/Certificates, Series 2017-XM0506, 1.19%, 07/01/2042 (a)(b)	3,045,000	3,045,000
Tender Option Bond Trust Receipts/Certificates, Series 2017-XM0493, 1.19%, 07/01/2047 (a)(b)	1,500,000	1,500,000

		4,545,000

Vermont (0.3%)
Vermont Housing Finance Agency Revenue Bonds, Series 19B, 1.06%, 05/01/2033 (a)	2,560,000	2,560,000

Virginia (0.1%)
Virginia Public Building Authority Revenue Bonds, Series C, 5.00%, 08/01/2018	1,000,000	1,000,000

West Virginia (2.4%)
West Virginia Economic Development Authority Revenue Bonds (Appalachian Power Co.), Series A, 1.04%, 02/01/2036 (a)	24,000,000	24,000,000

Wisconsin (4.2%)
Marshfield Housing Authority Revenue Bonds (Wildwood Regency Housing LLC Project), 1.21%, 09/01/2033 (a)	2,355,000	2,355,000
Milwaukee Redevelopment Authority Revenue Bonds (Kubin Nicholson Corp.), Series A, 1.08%, 08/01/2020 (a)	355,000	355,000
Village of Menomonee Falls Industrial Development Revenue Bonds (Reich Tool & Design, Inc.), 1.08%, 11/01/2036 (a)	2,360,000	2,360,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.), 2.00%, 06/01/2023 (a)	6,500,000	6,500,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.), 2.00%, 10/01/2025 (a)	29,000,000	29,000,000
Wisconsin State Health & Educational Facilities Revenue Bond (Community Care, Inc.), 1.09%, 09/01/2032 (a)	250,000	250,000

		40,820,000

Wyoming (0.3%)
Gillette Environmental Improvement Revenue Bonds (Black Hills Corp.), Series A, 1.10%, 06/01/2024(a)	2,855,000	2,855,000

Total Municipal Bonds		1,010,131,545

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Total Investments (Cost $1,010,081,694)—103.2%	1,010,131,545

Liabilities in Excess of Other Assets—(3.2)%	(31,229,773)

Net Assets—100.0%	$978,901,772

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (81.8%)
Alternative Investment (54.3%)
AQR Managed Futures Strategy Fund, Class I (a)	153,661	$1,329,170
Arbitrage Event Driven Fund, Institutional Class	451,339	4,296,745
BlackRock Global Long/Short Equity Fund, Institutional Class (a)	200,701	2,442,527
Boston Partners Long/Short Research Fund, Institutional Class (a)	240,628	4,037,736
Gotham Neutral Fund, Institutional Class (a)	387,811	4,040,995
Otter Creek Long/Short Opportunity Fund, Institutional Class (a)	146,103	1,688,954

		17,836,127

Fixed Income Funds (27.5%)
Eaton Vance Floating-Rate Fund, Class I	712,615	6,456,293
Nuveen Preferred Securities Fund, Institutional Class	153,341	2,585,335

		9,041,628

Total Mutual Funds		26,877,755

EXCHANGE-TRADED FUNDS (13.6%)
Equity Funds (9.6%)
iShares Edge MSCI Min Vol USA ETF	6,195	340,167
iShares Edge MSCI USA Momentum Factor ETF	6,023	672,348
iShares Edge MSCI USA Quality Factor ETF	2,884	249,610
iShares Edge MSCI USA Size Factor ETF	2,122	183,765
iShares Edge MSCI USA Value Factor ETF	4,369	373,244
iShares MSCI Eurozone ETF	11,835	503,816
iShares Nasdaq Biotechnology ETF	4,278	498,344
X-trackers MSCI Japan Hedged Equity ETF	7,844	333,919

		3,155,213

Fixed Income Fund (4.0%)
iShares TIPS Bond ETF	11,797	1,319,377

Total Exchange-Traded Funds		4,474,590

SHORT-TERM INVESTMENT (4.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (b)	1,568,952	1,568,952

Total Short-Term Investment		1,568,952

Total Investments (Cost $32,264,474)—100.2%		32,921,297

Liabilities in Excess of Other Assets—(0.2)%		(53,876)

Net Assets—100.0%		$32,867,421

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (32.3%)
Fixed Income Funds (32.3%)
Eaton Vance Floating-Rate Fund, Class I	264,580	$2,397,097
Nuveen Preferred Securities Fund, Institutional Class	75,098	1,266,150
Oppenheimer International Bond Fund, Class Y	253,227	1,430,733

		5,093,980

Total Mutual Funds		5,093,980

EXCHANGE-TRADED FUNDS (67.0%)
Equity Funds (51.7%)
iShares Core S&P 500 ETF	2,236	633,414
iShares Emerging Markets Dividend ETF	11,912	489,345
iShares MSCI EAFE Value ETF	14,888	787,724
iShares MSCI Eurozone ETF	7,622	324,469
iShares MSCI Japan ETF	10,897	637,801
iShares MSCI Pacific ex Japan ETF	6,937	325,207
iShares Select Dividend ETF	12,762	1,275,690
Vanguard High Dividend Yield ETF	27,807	2,403,915
WisdomTree Europe Hedged Equity Fund	12,153	797,115
X-trackers MSCI Japan Hedged Equity ETF	11,306	481,296

		8,155,976

Fixed Income Funds (15.3%)
iShares Emerging Markets High Yield Bond ETF	12,366	580,831
iShares JP Morgan EM Local Currency Bond ETF (a)	16,221	737,407
iShares U.S. & International High Yield Corp Bond ETF	22,405	1,107,703

		2,425,941

Total Exchange-Traded Funds		10,581,917

SHORT-TERM INVESTMENT (0.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (b)	117,418	117,418

Total Short-Term Investment		117,418

Total Investments (Cost $15,591,647)—100.1%		15,793,315

Liabilities in Excess of Other Assets—(0.1)%		(8,791)

Net Assets—100.0%		$15,784,524

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (12.8%)
Fixed Income Funds (12.8%)
Eaton Vance Floating-Rate Fund, Class I	116,789	$1,058,110
Nuveen Preferred Securities Fund, Institutional Class	15,698	264,675
Oppenheimer International Bond Fund, Class Y	59,764	337,667

		1,660,452

Total Mutual Funds		1,660,452

EXCHANGE-TRADED FUNDS (85.1%)
Equity Funds (66.8%)
iShares Core S&P 500 ETF	5,077	1,438,213
iShares MSCI EAFE ETF	9,452	651,054
iShares MSCI Emerging Markets ETF	7,236	324,607
iShares MSCI Eurozone ETF	18,663	794,484
iShares MSCI Japan ETF	13,591	795,481
iShares Russell 2000 ETF (a)	7,816	1,296,440
iShares Russell Mid-Cap ETF	5,449	1,179,599
Vanguard High Dividend Yield ETF	3,023	261,338
WisdomTree Europe Hedged Equity Fund	23,836	1,563,403
X-trackers MSCI Japan Hedged Equity ETF	9,342	397,689

		8,702,308

Fixed Income Funds (18.3%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	6,920	673,211
iShares Emerging Markets High Yield Bond ETF	4,348	204,226
iShares JP Morgan EM Local Currency Bond ETF (b)	10,275	467,101
iShares TIPS Bond ETF	4,621	516,813
iShares U.S. & International High Yield Corp Bond ETF (a)	10,599	524,014

		2,385,365

Total Exchange-Traded Funds		11,087,673

SHORT-TERM INVESTMENT (1.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (c)	168,088	168,088

Total Short-Term Investment		168,088

Total Investments (Cost $11,988,563)—99.2%		12,916,213

Other Assets in Excess of Liabilities—0.8%		110,279

Net Assets—100.0%		$13,026,492

(a)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,287,424. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2018

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen Asset Management, Inc. (“Aberdeen” or the “Adviser”) generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	272,522	8,340,427	—	8,612,949
Preferred Stocks	—	580,098	—	580,098
Short-Term Investment	79,135	—	—	79,135

	351,657	8,920,525	—	9,272,182

Investments, at Value	Level 1	Level 2	Level 3	Total
China Opportunities Fund
Investments in Securities
Common Stocks	885,012	11,681,479	—	12,566,491
Short-Term Investment	223,432	—	—	223,432

	1,108,444	11,681,479	—	12,789,923

Investments, at Value	Level 1	Level 2	Level 3	Total
Dynamic Dividend Fund
Investments in Securities
Common Stocks	104,490,901	43,599,724	—	148,090,625
Exchange-Traded Funds	3,516,534	—	—	3,516,534
Short-Term Investment	1,881,104	—	—	1,881,104
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	13,390	—	13,390

	109,888,539	43,613,114	—	153,501,653

Investments, at Value	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Investments in Securities
Common Stocks	1,645,340,085	5,094,351,413	—	6,739,691,498
Preferred Stocks	210,657,413	475,217,026	—	685,874,439
Short-Term Investment	62,942,320	—	—	62,942,320

	1,918,939,818	5,569,568,439	—	7,488,508,257

Investments, at Value	Level 1	Level 2	Level 3	Total
Focused U.S. Equity Fund
Investments in Securities
Common Stocks—Long Positions	18,788,860	—	—	18,788,860
Short-Term Investment	48,914	—	—	48,914

	18,837,774	—	—	18,837,774

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Equity Fund
Investments in Securities
Common Stocks	16,480,314	18,849,076	—	35,329,390
Preferred Stocks	1,729,195	916,064	—	2,645,259
Short-Term Investment	356,036	—	—	356,036

	18,565,545	19,765,140	—	38,330,685

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Infrastructure Fund
Investments in Securities
Common Stocks	73,466,840	40,589,077	—	114,055,917
Exchange-Traded Funds	1,269,040	—	—	1,269,040
Short-Term Investment	1,978,268	—	—	1,978,268
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	132,111	—	132,111
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,218)	—	(11,218)

	76,714,148	40,709,970	—	117,424,118

Investments, at Value	Level 1	Level 2	Level 3	Total
Income Builder Fund
Investments in Securities
Common Stocks	68,930,137	—	—	68,930,137
Corporate Bonds	—	29,866,041	—	29,866,041
Short-Term Investment	2,431,699	—	—	2,431,699

	71,361,836	29,866,041	—	101,227,877

Investments, at Value	Level 1	Level 2	Level 3	Total
International Equity Fund
Investments in Securities
Common Stocks	64,277,558	409,569,794	—	473,847,352
Preferred Stocks	27,089,951	15,234,262	—	42,324,213
Short-Term Investment	6,321,397	—	—	6,321,397

	97,688,906	424,804,056	—	522,492,962

Investments, at Value	Level 1	Level 2	Level 3	Total
International Real Estate Equity Fund
Investments in Securities
Common Stocks	40,284,836	69,616,128	918,785	110,819,749
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,743)	—	(8,743)

	40,284,836	69,607,385	918,785	110,811,006

Investments, at Value	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Investments in Securities
Common Stocks	22,785,281	51,692,876	—	74,478,157
Short-Term Investment	548,975	—	—	548,975

	23,334,256	51,692,876	—	75,027,132

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

Investments, at Value	Level 1	Level 2	Level 3	Total
Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,470,558	—	1,470,558
Short-Term Investment	141,548	—	—	141,548

	141,548	1,470,558	—	1,612,106

Investments, at Value	Level 1	Level 2	Level 3	Total
Realty Income & Growth Fund
Investments in Securities
Common Stocks	91,776,206	—	—	91,776,206
Short-Term Investment	250,132	—	—	250,132

	92,026,338	—	—	92,026,338

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,553,673	—	—	1,553,673
Short-Term Investment	59,051	—	—	59,051

	1,612,724	—	—	1,612,724

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	374,024,351	—	—	374,024,351
Short-Term Investment	5,729,158	—	—	5,729,158

	379,753,509	—	—	379,753,509

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,733,398,992	—	—	1,733,398,992
Short-Term Investment	33,702,418	—	—	33,702,418

	1,767,101,410	—	—	1,767,101,410

Investments, at Value	Level 1	Level 2	Level 3	Total
Asia Bond Fund
Investments in Securities
Corporate Bonds	—	2,348,299	—	2,348,299
Government Bonds	—	2,063,585	—	2,063,585
Short-Term Investment	209,023	—	—	209,023
Other Financial Instruments
Assets
Futures Contracts	1,370	—	—	1,370
Forward Foreign Currency Exchange Contracts	—	43,486	—	43,486
Liabilities
Futures Contracts	(605)	—	—	(605)
Forward Foreign Currency Exchange Contracts	—	(29,033)	—	(29,033)

	209,788	4,426,337	—	4,636,125

Investments, at Value	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	5,700,918	—	5,700,918
Government Bonds	—	18,294,708	—	18,294,708
Government Agencies	—	236,990	—	236,990
Short-Term Investment	1,579,623	—	—	1,579,623
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	25,067	—	25,067

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

Liabilities
Forward Foreign Currency Exchange Contracts	—	(34,429)	—	(34,429)

	1,579,623	24,223,254	—	25,802,877

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Unconstrained Fixed Income Fund
Investments in Securities
Commercial Mortgage-Backed Securities	—	298,049	—	298,049
Residential Mortgage-Backed Securities	—	9,250	—	9,250
Corporate Bonds	—	12,169,644	—	12,169,644
Government Bonds	—	199,446	—	199,446
Government Agencies	—	206,519	—	206,519
Short-Term Investment	1,954,229	—	—	1,954,229
Other Financial Instruments
Assets
Futures Contracts	16,053	—	—	16,053
Forward Foreign Currency Exchange Contracts	—	78,297	—	78,297
Credit Default Swap Contracts	—	992	—	992
Centrally Cleared Interest Rate Swap Agreements	—	113,641	—	113,641
Liabilities
Futures Contracts	(31,248)	—	—	(31,248)
Forward Foreign Currency Exchange Contracts	—	(74,276)	—	(74,276)
Credit Default Swap Contracts	—	(98,719)	—	(98,719)
Centrally Cleared Interest Rate Swap Agreements	—	(142,612)	—	(142,612)

	1,939,034	12,760,231	—	14,699,265

Investments, at Value	Level 1	Level 2	Level 3	Total
High Yield Managed Duration Municipal Fund
Investments in Securities
Municipal Bonds	—	201,842,407	—	201,842,407

	—	201,842,407	—	201,842,407

Investments, at Value	Level 1	Level 2	Level 3	Total
Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	73,409,826	—	73,409,826
Short-Term Investment	1,206,666	—	—	1,206,666

	1,206,666	73,409,826	—	74,616,492

Investments, at Value	Level 1	Level 2	Level 3	Total
Ultra Short Municipal Income Fund
Investments in Securities
Municipal Bonds	—	1,010,131,545	—	1,010,131,545

	—	1,010,131,545	—	1,010,131,545

Investments, at Value	Level 1	Level 2	Level 3	Total
Diversified Alternatives Fund
Investments in Securities
Mutual Funds	26,877,755	—	—	26,877,755
Exchange-Traded Funds	4,474,590	—	—	4,474,590
Short-Term Investment	1,568,952	—	—	1,568,952

	32,921,297	—	—	32,921,297

Investments, at Value	Level 1	Level 2	Level 3	Total
Diversified Income Fund
Investments in Securities
Mutual Funds	5,093,980	—	—	5,093,980
Exchange-Traded Funds	10,581,917	—	—	10,581,917

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

Short-Term Investment	117,418	—	—	117,418

	15,793,315	—	—	15,793,315

Investments, at Value	Level 1	Level 2	Level 3	Total
Dynamic Allocation Fund
Investments in Securities
Mutual Funds	1,660,452	—	—	1,660,452
Exchange-Traded Funds	11,087,673	—	—	11,087,673
Short-Term Investment	168,088	—	—	168,088

	12,916,213	—	—	12,916,213

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. The following is a summary of transfers from Level 1 and Level 2 as of July 31, 2018:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$795,532	$—	$—
Aberdeen China Opportunities Fund	$—	$253,573	$—
Aberdeen Dynamic Dividend Fund	$—	$37,201,903	$—
Aberdeen Emerging Markets Fund	$690,515,262	$—	$—
Aberdeen Global Infrastructure Fund	$39,447,725	$—	$—
Aberdeen International Equity Fund	$29,017,246	$—	$—
Aberdeen International Real Estate Equity Fund	$23,252,235	$—	$—
Aberdeen International Small Cap Fund	$10,687,584	$3,633,796	$—

The Level 3 investments held on International Real Estate Equity Fund, at the beginning, during and at the end of the nine-month period in relation to net assets were not significant (less than 0.80% of total net assets) and accordingly, a reconciliation of Level 3 assets for the nine-month period ended July 31, 2018 is not presented.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the International Real Estate Equity Fund Level 3 investments, as of July 31, 2018:

Asset	Fair Value at 7/31/18		Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	$918,785	*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease
				Total Enterprise Value / Revenue	1.50x to 2.00x	1.75x	Fair Value would Increase
				Price/Book	0.70x – 1.10x	0.90x	Fair Value would Increase
			Income Approach	Adjusted Weighted Average Cost of Capital	16.0%-18.0%	17.00%	Fair Value would Decrease

*	Represents a single security, as of July 31, 2018. As a result, the range of values and weighted average for each unobservable input refer to a single value.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2018

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign securities, currency and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, at Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Short Sales

During the period, and prior to changing its principal investment strategies and name from Aberdeen Equity Long-Short Fund to Aberdeen Focused U.S. Equity Fund (which occurred on November 15, 2017), the Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund incurs a loss if the price of the security increases between the date

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2018

of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmarks cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

f. Securities Lending

Through an agreement with BNP Paribas as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian), the Funds may lend its portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

The Funds continue to own the loaned securities. However, securities lending involves certain risks including the event of default or insolvency of the borrower including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Fund and, therefore, this amount is not presented on the Funds’ Statements of Investments.

At July 31, 2018, the market value of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral
Emerging Markets Fund	$34,245,228	$34,951,414	$—
Focused U.S. Equity Fund	560,868	574,626	—
Global Equity Fund	1,074,641	1,100,913	—
International Equity Fund	14,124,376	14,415,635	—
U.S. Multi-Cap Equity Fund	67,660,004	69,230,071	—
U.S. Small Cap Equity Fund	445,846,119	455,708,225	—
Dynamic Allocation Fund	1,287,424	1,314,002	—

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 28, 2018